UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

VanEck Vectors ETF Trust

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	April 30
Date of reporting period:	January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VECTORS BDC INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Diversified Financials: 4.6%
131,816	Medallion Financial Corp. †	$296,586
84,524	Newtek Business Services Corp. †	1,305,896
277,275	TPG Specialty Lending, Inc.	5,065,814
		6,668,296
Investment Companies: 93.3%
1,129,657	Apollo Investment Corp.	6,619,790
1,999,842	Ares Capital Corp.	33,797,330
489,058	BlackRock Kelso Capital Corp.	3,540,780
819,428	Fifth Street Finance Corp.	4,457,688
1,218,399	FS Investment Corp. †	12,549,510
163,134	Gladstone Capital Corp.	1,562,824
203,702	Gladstone Investment Corp.	1,784,430
200,479	Goldman Sachs BDC, Inc. †	4,761,376
348,277	Golub Capital BDC, Inc.	6,505,814
506,226	Hercules Technology Growth Capital, Inc.	7,152,973
264,762	Main Street Capital Corp.	9,369,927
360,716	New Mountain Finance Corp.	5,068,060
179,876	PennantPark Floating Rate Capital Ltd. †	2,534,453
478,192	PennantPark Investment Corp.	3,772,935
1,681,688	Prospect Capital Corp. †	14,159,813
199,013	Solar Capital Ltd.	4,223,056
310,534	TCP Capital Corp.	5,080,336
212,047	THL Credit, Inc. †	2,177,723
346,422	TICC Capital Corp.	2,386,848
271,599	Triangle Capital Corp. †	5,171,245
		136,676,911
Investment Management / Advisory Services: 1.9%
368,516	Medley Capital Corp. †	2,749,129
Total Common Stocks (Cost: $146,034,067)		146,094,336
MONEY MARKET FUND: 0.1% (Cost: $184,843)
184,843	Dreyfus Government Cash Management Fund	184,843
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $146,218,910)		146,279,179

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 22.0%
Repurchase Agreements: 22.0%
$7,645,153	Repurchase agreement dated 1/31/17 with Citigroup Global Markets, Inc., 0.56%, due 2/1/17, proceeds $7,645,272; (collateralized by various U.S. government and agency obligations, 0.88% to 11.50%, due 2/1/17 to 6/1/52, valued at $7,798,056 including accrued interest)	7,645,153
7,645,153	Repurchase agreement dated 1/31/17 with Daiwa Capital Markets America, Inc., 0.58%, due 2/1/17, proceeds $7,645,276; (collateralized by various U.S. government and agency obligations, 0.00% to 8.88%, due 2/16/17 to 9/9/49, valued at $7,798,056 including accrued interest)	7,645,153
7,645,153	Repurchase agreement dated 1/31/17 with HSBC Securities USA, Inc., 0.53%, due 2/1/17, proceeds $7,645,266; (collateralized by various U.S. government and agency obligations, 2.50% to 6.00%, due 10/1/22 to 2/1/47, valued at $7,798,057 including accrued interest)	7,645,153
1,609,092	Repurchase agreement dated 1/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.54%, due 2/1/17, proceeds $1,609,116; (collateralized by various U.S. government and agency obligations, 0.00% to 1.25%, due 11/15/24 to 9/9/49, valued at $1,641,274 including accrued interest)	1,609,092
7,645,153	Repurchase agreement dated 1/31/17 with Nomura Securities International, Inc., 0.55%, due 2/1/17, proceeds $7,645,270; (collateralized by various U.S. government and agency obligations, 0.00% to 7.13%, due 2/10/17 to 12/20/66, valued at $7,798,056 including accrued interest)	7,645,153
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $32,189,704)		32,189,704
Total Investments: 121.9% (Cost: $178,408,614)		178,468,883
Liabilities in excess of other assets: (21.9)%		(32,021,055)
NET ASSETS: 100.0%		$146,447,828

†	Security fully or partially on loan. Total market value of securities on loan is $30,539,905.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Financial	99.9%	$146,094,336
Money Market Fund	0.1	184,843
	100.0%	$146,279,179

The summary of inputs used to value the Fund’s investments as of January 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$146,094,336	$—	$—	$146,094,336
Money Market Fund	184,843	—	—	184,843
Repurchase Agreements	—	32,189,704	—	32,189,704
Total	$146,279,179	$32,189,704	$—	$178,468,883

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended January 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2017 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 69.7%
Basic Materials: 2.2%
CNY	1,000,000	Shandong Gold Mining Co. Ltd. 5.16%, 09/03/18 (p)	$149,655
Consumer, Non-cyclical: 6.9%
	2,000,000	Jiangsu Communications Holding Co. Ltd. 4.51%, 12/12/17	294,799
	1,135,000	Jiangxi Ganyue Expressway Co. Ltd. 5.15%, 04/19/23	172,396
			467,195
Diversified: 2.3%
	1,000,000	Xiamen C&D Corp. Ltd. 7.30%, 10/28/19 (p)	158,538
Energy: 8.3%
	1,680,000	China Petroleum & Chemical Corp. 4.90%, 06/01/22	257,241
	2,063,000	Offshore Oil Engineering Co. Ltd. 5.77%, 11/09/17	306,773
			564,014
Financial: 29.2%
	8,532,000	China Development Bank Corp. 5.84%, 01/03/19	1,305,651
	2,000,000	China Fortune Land Development Co. Ltd. 5.10%, 10/22/20 (p)	294,977
	1,000,000	China Merchants Securities Co. Ltd. 5.08%, 05/26/25	153,829
	1,500,000	Guangzhou Yue Xiu Holdings Ltd. 5.20%, 02/28/18 (p)	226,554
			1,981,011
Industrial: 20.8%
	587,000	China Railway Corp. 4.63%, 08/25/21	88,172
	500,000	Hubei Provincial Communications Investment Co. Ltd. 6.68%, 03/27/19 (p)	82,938
		Power Construction Corp. of China Ltd.
	3,000,000	5.20%, 10/29/22	460,353
	2,000,000	5.70%, 04/23/19	304,050
	1,600,000	Shanghai Urban Construction Group Corp. 3.50%, 01/06/23	227,856
	1,800,000	Tianjin Infrastructure Construction & Investment Group Co. Ltd. 5.70%, 02/26/23	248,276
			1,411,645
Total Corporate Bonds (Cost: $5,140,388)			4,732,058
GOVERNMENT OBLIGATIONS: 23.8%
Government: 23.8%
		China Government Bond
	7,347,000	3.40%, 04/17/23	1,078,664
	3,541,000	4.26%, 07/31/21	541,025
Total Government Obligations (Cost: $1,755,412)			1,619,689
Total Investments: 93.5% (Cost: $6,895,800)			6,351,747
Other assets less liabilities: 6.5%			442,283
NET ASSETS: 100.0%			$6,794,030

CNY	Chinese Yuan
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	2.4%	$149,655
Consumer, Non-cyclical	7.3	467,195
Diversified	2.5	158,538
Energy	8.9	564,014
Financial	31.2	1,981,011
Government	25.5	1,619,689
Industrial	22.2	1,411,645
	100.0%	$6,351,747

The summary of inputs used to value the Fund’s investments as of January 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$4,732,058	$—	$4,732,058
Government Obligations*	—	1,619,689	—	1,619,689
Total	$—	$6,351,747	$—	$6,351,747

** See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended January 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS EM INVESTMENT GRADE + BB RATED USD SOVEREIGN BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2017 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 16.7%
British Virgin Islands: 2.0%
$300,000	Sinopec Group Overseas Development 2015 Ltd. 3.25%, 04/28/25 Reg S	$288,997
Indonesia: 1.6%
225,000	Pertamina Persero Pt 4.30%, 05/20/23 Reg S	227,002
Kazakhstan: 2.1%
275,000	KazMunayGas National Co. JSC 7.00%, 05/05/20 144A	303,487
Malaysia: 4.3%
	Petronas Capital Ltd.
175,000	4.50%, 03/18/45 Reg S	179,788
400,000	5.25%, 08/12/19 Reg S	429,477
		609,265
Mexico: 3.7%
	Petróleos Mexicanos
150,000	5.50%, 01/21/21	156,158
48,000	5.50%, 06/27/44	39,610
95,000	6.75%, 09/21/47	89,889
225,000	6.88%, 08/04/26	238,793
		524,450
Netherlands: 1.6%
200,000	Majapahit Holding BV 7.75%, 01/20/20 Reg S	224,900
South Africa: 1.4%
200,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/21 † 144A	199,820
Total Corporate Bonds (Cost: $2,438,216)		2,377,921
GOVERNMENT OBLIGATIONS: 81.4%
Azerbaijan: 1.4%
200,000	Republic of Azerbaijan International Bond 4.75%, 03/18/24 144A	199,438
Brazil: 3.5%
	Brazilian Government International Bonds
100,000	4.88%, 01/22/21 †	104,350
100,000	5.00%, 01/27/45	86,000
210,000	5.88%, 01/15/19	225,750
75,000	8.25%, 01/20/34	90,375
		506,475
Chile: 2.7%
	Corp. Nacional del Cobre de Chile
250,000	3.75%, 11/04/20 Reg S	259,880
125,000	4.88%, 11/04/44 Reg S	125,472
		385,352
China / Hong Kong: 2.8%
400,000	Export-Import Bank of China 2.50%, 07/31/19 Reg S	404,678
Colombia: 5.5%
	Colombia Government International Bonds
300,000	4.38%, 07/12/21	316,650
200,000	5.63%, 08/26/43 (c)	213,000
200,000	7.38%, 09/18/37	249,000
		778,650
Costa Rica: 0.7%
100,000	Costa Rica Government International Bond 7.00%, 04/04/44 Reg S	96,596
Croatia: 2.3%
300,000	Croatia Government International Bond 6.38%, 03/24/21 144A	328,875
Dominican Republic: 1.5%
	Dominican Republic International Bonds
100,000	6.85%, 01/27/45 Reg S	98,832
100,000	7.50%, 05/06/21 Reg S	110,250
		209,082
Hungary: 4.7%
	Hungary Government International Bonds
225,000	5.38%, 03/25/24	247,359
150,000	5.75%, 11/22/23	167,736
225,000	6.38%, 03/29/21	252,299
		667,394
India: 0.7%
100,000	Export-Import Bank of India 3.38%, 08/05/26 Reg S	94,478
Indonesia: 3.5%
	Indonesia Government International Bonds
100,000	4.63%, 04/15/43 † Reg S	98,436
300,000	7.75%, 01/17/38 Reg S	398,429
		496,865
Kazakhstan: 1.9%
225,000	Kazakhstan Government International Bond 6.50%, 07/21/45 144A	264,634
Lithuania: 2.4%
300,000	Lithuania Government International Bond 6.13%, 03/09/21 144A	336,750
Mexico: 4.5%
	Mexican Government International Bonds
50,000	4.00%, 10/02/23	50,450
150,000	4.75%, 03/08/44	138,000
150,000	5.13%, 01/15/20	161,925
150,000	6.05%, 01/11/40	164,438
100,000	6.75%, 09/27/34	120,487
		635,300
Morocco: 1.4%
200,000	Moroccan Government International Bond 4.25%, 12/11/22 144A	205,860
Oman: 1.3%
200,000	Oman Government International Bond 4.75%, 06/15/26 144A	192,390
Panama: 4.8%
	Panamanian Government International Bonds
100,000	5.20%, 01/30/20	108,250
200,000	6.70%, 01/26/36	248,500
225,000	9.38%, 04/01/29 (p)	323,438
		680,188
Peru: 4.1%
	Peruvian Government International Bonds
175,000	5.63%, 11/18/50	202,563
100,000	7.35%, 07/21/25 †	129,375
175,000	8.75%, 11/21/33	259,875
		591,813
Philippines: 6.2%
	Philippine Government International Bonds
237,000	4.00%, 01/15/21	251,529
200,000	5.00%, 01/13/37	230,754
100,000	6.38%, 10/23/34	132,302
175,000	9.50%, 02/02/30	276,630
		891,215
Poland: 5.1%
	Poland Government International Bonds
225,000	4.00%, 01/22/24	232,577
225,000	5.00%, 03/23/22	245,723
225,000	6.38%, 07/15/19	249,192
		727,492
Romania: 2.8%
375,000	Romanian Government International Bond 4.88%, 01/22/24 Reg S	399,527
Russia: 4.3%
	Russian Federal Bonds
150,000	4.88%, 09/16/23 144A	159,223
150,000	5.00%, 04/29/20 144A	160,425
75,000	5.63%, 04/04/42 144A	81,478
173,875	7.50%, 03/31/30 (s) 144A	208,954
		610,080
Serbia: 0.9%
120,000	Serbia International Bond 4.88%, 02/25/20 144A	123,462
Slovakia: 0.8%
100,000	Slovakia Government International Bond 4.38%, 05/21/22 144A	108,817
South Africa: 3.5%
	Republic of South Africa Government International Bonds
219,000	4.30%, 10/12/28	206,100
150,000	4.67%, 01/17/24	152,001
125,000	South Africa Government International Bond 6.25%, 03/08/41	140,295
		498,396
Trinidad and Tobago: 0.7%
100,000	Petroleum Co. of Trinidad & Tobago Ltd. 9.75%, 08/14/19 Reg S	106,000
Turkey: 3.7%
	Turkey Government International Bonds
200,000	6.25%, 09/26/22	209,706
200,000	6.63%, 02/17/45	202,072
110,000	7.38%, 02/05/25	121,477
		533,255
Uruguay: 3.7%
	Uruguay Government International Bonds
265,000	4.38%, 10/27/27	272,645
270,000	5.10%, 06/18/50	252,585
		525,230
Total Government Obligations (Cost: $12,207,420)		11,598,292

Number of Shares
MONEY MARKET FUND: 0.9% (Cost: $127,052)
127,052	Dreyfus Government Cash Management Fund	127,052
Total Investments Before Collateral for Securities Loaned: 99.0% (Cost: $14,772,688)		14,103,265

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.8% (Cost: $545,189)
Repurchase Agreement: 3.8%
$545,189	Repurchase agreement dated 1/31/17 with Daiwa Capital Markets America, Inc., 0.58%, due 2/1/17, proceeds $545,198; (collateralized by various U.S. government and agency obligations, 0.00% to 8.88%, due 2/16/17 to 9/9/49, valued at $556,093 including accrued interest)	545,189
Total Investments: 102.8% (Cost: $15,317,877)		14,648,454
Liabilities in excess of other assets: (2.8)%		(396,816)
NET ASSETS: 100.0%		$14,251,638

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
†	Security fully or partially on loan. Total market value of securities on loan is $531,981.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,873,613, or 20.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Energy	13.9%	$1,953,201
Government	82.2	11,598,292
Utilities	3.0	424,720
Money Market Fund	0.9	127,052
	100.0%	$14,103,265

The summary of inputs used to value the Fund’s investments as of January 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$2,377,921	$—	$2,377,921
Government Obligations*	—	11,598,292	—	11,598,292
Money Market Fund	127,052	—	—	127,052
Repurchase Agreement	—	545,189	—	545,189
Total	$127,052	$14,521,402	$—	$14,648,454

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2017 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 37.1%
Argentina: 0.2%
USD	30,000	Pan American Energy, LLC 7.88%, 05/07/21 Reg S	$32,184
Austria: 0.4%
	64,000	ESAL GmbH 6.25%, 02/05/18 (c) Reg S	64,179
Bermuda: 1.2%
	100,000	Digicel Group Ltd. 7.13%, 04/01/17 (c) 144A	80,456
	100,000	Qtel International Finance Ltd. 3.25%, 02/21/23 Reg S	98,989
			179,445
Brazil: 2.6%
	150,000	Banco do Brasil SA 5.88%, 01/26/22 Reg S	155,100
	102,000	Itau Unibanco Holding SA 6.20%, 04/15/20 144A	109,364
EUR	100,000	Vale SA 4.38%, 03/24/18	113,013
			377,477
British Virgin Islands: 3.2%
USD	157,000	CNOOC Finance Ltd. 3.88%, 05/02/22 Reg S	161,516
	100,000	CNPC General Capital Ltd. 3.95%, 04/19/22 144A	103,673
	100,000	Gerdau Trade, Inc. 5.75%, 01/30/21 Reg S	105,250
	100,000	Sinopec Group Overseas Development 4.38%, 10/17/23 Reg S	105,527
			475,966
Cayman Islands: 4.9%
	100,000	Alibaba Group Holding Ltd. 3.60%, 08/28/24 (c) 144A	99,589
	100,000	China Overseas Finance Cayman VI Ltd. 4.25%, 05/08/19 Reg S	104,224
	100,000	Country Garden Holdings Co., Ltd. 7.50%, 01/10/18 (c) Reg S	105,435
	100,000	Hutchison Whampoa Ltd. 7.63%, 04/09/19 Reg S	111,745
	100,000	QNB Finance Ltd. 2.75%, 10/31/18 Reg S	100,868
	100,000	Saudi Electricity Global Sukuk Co. 2 3.47%, 04/08/23 144A	101,775
	100,000	Swire Pacific MTN Financing Ltd. 5.50%, 08/19/19 Reg S	108,341
			731,977
China / Hong Kong: 1.5%
EUR	100,000	China Construction Bank Asia Corp. Ltd. 1.50%, 02/11/20 Reg S	110,188
USD	100,000	CITIC Pacific Ltd. 6.63%, 04/15/21 Reg S	113,162
			223,350
Colombia: 1.6%
	102,000	Bancolombia SA 5.13%, 09/11/22	106,590
	90,000	Ecopetrol SA 5.88%, 09/18/23	96,300
COP	110,857,000	Empresas Publicas de Medellin ESP 8.38%, 02/01/21 Reg S	38,424
			241,314
Curacao: 0.3%
USD	40,000	Teva Pharmaceutical 2.95%, 12/18/22	38,505
Czech Republic: 0.4%
EUR	50,000	CEZ AS 4.50%, 06/29/20 Reg S	61,735
India: 0.2%
USD	28,000	ICICI Bank Ltd. 5.75%, 11/16/20 Reg S	30,811
Indonesia: 0.5%
	70,000	Pertamina Persero Pt 4.30%, 05/20/23 144A	70,623
Ireland: 0.4%
EUR	50,000	Vnesheconombank 3.04%, 02/21/18 Reg S	55,026
Israel: 0.7%
USD	100,000	Israel Electric Corp. Ltd. 5.00%, 11/12/24 Reg S 144A	104,807
Kazakhstan: 0.7%
	100,000	KazMunayGas National Co. 7.00%, 05/05/20 Reg S	110,359
Luxembourg: 2.9%
		Gaz Capital SA
	200,000	6.51%, 03/07/22 Reg S	220,020
	80,000	8.63%, 04/28/34 (p) Reg S	103,396
	100,000	SB Cap SA
		5.40%, 03/24/17 Reg S	100,487
			423,903
Malaysia: 0.8%
	100,000	Petronas Capital Ltd. 7.88%, 05/22/22 Reg S	122,836
Mexico: 4.2%
		America Movil SAB de CV
EUR	100,000	4.13%, 10/25/19	119,123
USD	25,000	5.00%, 03/30/20	26,632
	100,000	BBVA Bancomer SA 6.75%, 09/30/22 144A	109,000
	85,000	Grupo Televisa SAB 6.63%, 01/15/40	88,951
		Petróleos Mexicanos
	150,000	5.50%, 01/21/21	156,157
EUR	50,000	5.50%, 02/24/25 Reg S	58,652
USD	64,000	6.63%, 06/15/38	62,001
			620,516
Netherlands: 3.6%
	100,000	Bharti Airtel International Netherlands BV 5.13%, 03/11/23 144A	105,007
	100,000	Lukoil International Finance BV 7.25%, 11/05/19 Reg S	110,897
	128,000	Majapahit Holding BV 7.75%, 01/20/20 Reg S	143,936
	77,000	Petrobras International Finance Co. 6.75%, 01/27/41	68,938
	100,000	VimpelCom Holdings BV 5.95%, 02/13/23 144A	104,870
			533,648
Peru: 0.8%
	108,000	Banco de Credito del Peru 5.38%, 09/16/20 Reg S	117,945
South Africa: 0.7%
	100,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/21 † 144A	99,910
Turkey: 1.7%
	50,000	Turkiye Garanti Bankasi AS 5.25%, 09/13/22 Reg S	48,819
	100,000	Turkiye Is Bankasi 5.50%, 04/21/19 144A	101,436
	100,000	Turkiye Vakiflar Bankasi Tao 6.00%, 11/01/22 144A	94,145
			244,400
United Arab Emirates: 1.5%
	100,000	DP World Ltd. 6.85%, 07/02/37 Reg S	110,804
	100,000	Dubai Electricity & Water Authority 7.38%, 10/21/20 Reg S	115,418
			226,222
United States: 1.4%
	100,000	Cemex Finance, LLC 6.00%, 04/01/19 (c) † 144A	103,000
	100,000	Reliance Holding USA, Inc. 5.40%, 02/14/22 144A	108,601
			211,601
Venezuela: 0.7%
		Petróleos de Venezuela SA
	132,700	5.38%, 04/12/27 Reg S	50,426
	34,000	8.50%, 11/02/17 Reg S	29,716
	30,000	9.00%, 11/17/21 Reg S	17,213
			97,355
Total Corporate Bonds (Cost: $5,534,939)			5,496,094
GOVERNMENT OBLIGATIONS: 58.3%
Argentina: 0.3%
EUR	60,000	Provincia de Buenos Aires 4.00%, 05/15/35 (s) Reg S	48,145
Bahrain: 0.5%
USD	64,000	Bahrain Government International Bonds 6.13%, 08/01/23 144A	66,916
Brazil: 4.8%
	28,000	Banco Nacional de Desenvolvimento Economico e Social 6.50%, 06/10/19 Reg S	30,044
	88,000	Brazilian Government International Bonds 4.88%, 01/22/21 †	91,828
BRL	420,000	Letra do Tesouro Nacional 15.50%, 01/01/19 ^	110,560
		Notas do Tesouro Nacional, Series F
	102,000	10.00%, 01/01/19	32,305
	425,000	10.00%, 01/01/23	130,925
	300,000	10.00%, 01/01/25	91,303
	715,000	10.14%, 01/01/21	224,013
			710,978
Cayman Islands: 0.8%
EUR	100,000	IPIC GMTN Ltd. 2.38%, 05/30/18 Reg S	111,348
Chile: 1.7%
		Chilean Government International Bonds
USD	50,000	3.13%, 03/27/25 †	49,938
	50,000	3.88%, 08/05/20	53,077
CLP	9,000,000	5.50%, 08/05/20	14,766
USD	119,600	Corp. Nacional del Cobre de Chile 7.50%, 01/15/19 144A	131,791
			249,572
China / Hong Kong: 0.9%
USD	128,000	Bank of China Ltd. 5.55%, 02/11/20 Reg S	137,811
Colombia: 2.8%
		Colombian Government International Bonds
	128,000	7.38%, 03/18/19	142,144
COP	537,000,000	7.75%, 04/14/21	194,182
	200,000,000	Colombian TES 10.00%, 07/24/24	81,841
			418,167
Croatia: 0.7%
USD	100,000	Croatia Government International Bonds 6.75%, 11/05/19 Reg S	108,986
Czech Republic: 0.7%
		Czech Republic Government Bonds
EUR	35,000	3.88%, 05/24/22 Reg S	45,295
CZK	1,100,000	5.70%, 05/25/24 Reg S	61,793
			107,088
Dominican Republic: 0.2%
USD	21,200	Dominican Republic International Bonds 7.50%, 05/06/21 † Reg S	23,373
Hungary: 2.0%
		Hungarian Government Bonds
HUF	20,300,000	6.00%, 11/24/23	85,894
USD	100,000	6.38%, 03/29/21	112,133
HUF	22,120,000	7.50%, 11/12/20	93,980
			292,007
Indonesia: 4.7%
USD	192,000	Indonesia Government International Bonds 5.88%, 03/13/20 Reg S	210,645
		Indonesian Treasury Bonds
IDR	960,000,000	8.38%, 03/15/24	74,808
	1,743,000,000	8.38%, 09/15/26	137,354
	1,479,000,000	10.50%, 08/15/30	132,682
	1,682,000,000	11.00%, 11/15/20	141,627
			697,116
Israel: 2.6%
		Israel Government Bonds
USD	50,000	4.00%, 06/30/22	53,548
ILS	565,000	4.25%, 03/31/23	174,468
	385,000	5.00%, 01/31/20	115,393
	135,000	5.50%, 02/28/17	35,985
			379,394
Kazakhstan: 0.4%
USD	50,000	Kazakhstan Government International Bonds 5.13%, 07/21/25 Reg S	53,842
Lebanon: 1.0%
	140,000	Lebanon Government International Bonds 8.25%, 04/12/21 Reg S	151,939
Lithuania: 0.4%
	50,000	Lithuania Government International Bonds 7.38%, 02/11/20 Reg S	57,031
Malaysia: 2.8%
		Malaysian Government Bonds
MYR	835,000	3.48%, 03/15/23	184,173
	670,000	3.89%, 03/15/27	146,149
	351,000	5.73%, 07/30/19	83,528
			413,850
Mexico: 4.7%
		Mexican Government International Bonds
USD	77,000	4.00%, 10/02/23	77,693
	102,000	6.05%, 01/11/40	111,817
MXN	800,000	6.50%, 06/10/21	37,716
	1,460,100	7.50%, 06/03/27	70,040
	5,294,900	8.00%, 06/11/20	262,977
	2,360,000	10.00%, 12/05/24	131,677
			691,920
Nigeria: 0.4%
NGN	18,470,000	Nigerian Government Bonds 16.39%, 01/27/22	61,051
Panama: 0.6%
USD	69,400	Panamanian Government International Bonds 7.13%, 01/29/26	87,270
Peru: 1.2%
		Peruvian Government International Bonds
PEN	90,000	5.70%, 08/12/24	27,551
USD	62,000	7.35%, 07/21/25 †	80,212
PEN	200,000	7.84%, 08/12/20	66,712
			174,475
Philippines: 1.1%
USD	142,000	Philippine Government International Bonds 5.00%, 01/13/37	163,835
Poland: 4.3%
		Poland Government International Bonds
PLN	200,000	1.50%, 04/25/20	48,478
	580,000	2.50%, 07/25/18	146,558
	150,000	3.25%, 07/25/25	36,340
	625,000	4.00%, 10/25/23	161,124
	450,000	5.75%, 04/25/29	132,613
USD	100,000	6.38%, 07/15/19	110,752
			635,865
Qatar: 0.7%
	100,000	Qatar Government International Bonds 5.25%, 01/20/20 Reg S	108,483
Romania: 1.2%
		Romanian Government International Bonds
EUR	50,000	4.63%, 09/18/20 Reg S	62,603
RON	450,000	5.90%, 07/26/17	111,088
			173,691
Russia: 3.3%
		Russian Federal Bonds
RUB	3,550,000	7.50%, 03/15/18	58,724
	4,550,000	7.50%, 02/27/19	75,173
USD	26,750	7.50%, 03/31/30 (s) Reg S	32,147
RUB	10,080,000	8.15%, 02/03/27	170,018
USD	130,000	11.00%, 07/24/18 Reg S	147,631
			483,693
Serbia: 0.3%
	50,000	Serbian International Bonds 4.88%, 02/25/20 144A	51,443
South Africa: 3.7%
		South Africa Government International Bonds
	78,000	5.50%, 03/09/20	83,306
ZAR	2,604,300	7.75%, 02/28/23	187,039
	681,400	8.25%, 09/15/17	50,723
	2,070,000	8.75%, 02/28/48	141,006
	1,085,000	10.50%, 12/21/26	89,343
			551,417
Thailand: 3.5%
		Thailand Government Bonds
THB	3,680,000	3.25%, 06/16/17	105,200
	8,863,000	3.63%, 06/16/23	270,040
	4,100,000	4.88%, 06/22/29	137,921
			513,161
Turkey: 4.1%
		Turkey Government International Bonds
USD	90,000	6.88%, 03/17/36	93,366
TRY	488,600	7.10%, 03/08/23	108,712
USD	160,000	7.38%, 02/05/25	176,694
TRY	357,100	9.00%, 03/08/17	94,783
	370,000	10.50%, 01/15/20	97,563
	125,000	10.70%, 02/17/21	33,076
			604,194
Ukraine: 0.4%
		Ukraine Government International Bonds
USD	20,000	0.00%, 05/31/40 (a) 144A	5,943
	60,000	7.75%, 09/01/23 144A	56,954
			62,897
United Arab Emirates: 0.7%
	100,000	Abu Dhabi National Energy Co. 6.25%, 09/16/19 Reg S	110,240
Uruguay: 0.5%
	77,000	Uruguay Government International Bonds 4.50%, 08/14/24 †	81,504
Venezuela: 0.3%
	100,000	Venezuelan Government International Bonds 9.25%, 05/07/28 Reg S	48,375
Total Government Obligations (Cost: $9,981,295)			8,631,077

Number of Shares
MONEY MARKET FUND: 1.8% (Cost: $269,636)
	269,636	Dreyfus Government Cash Management Fund	269,636
Total Investments Before Collateral for Securities Loaned: 97.2% (Cost: $15,785,870)			14,396,807

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.2% (Cost: $479,550)
Repurchase Agreement: 3.2%
USD	479,550	Repurchase agreement dated 1/31/17 with Daiwa Capital Markets America, Inc., 0.58%, due 2/1/17, proceeds $479,558; (collateralized by various U.S. government and agency obligations, 0.00% to 8.88%, due 2/16/17 to 9/9/49, valued at $489,141 including accrued interest)	479,550
Total Investments: 100.4% (Cost: $16,265,420)			14,876,357
Liabilities in excess of other assets: (0.4)%			(59,730)
NET ASSETS: 100.0%			$14,816,627

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
(a)	Coupon is based upon predetermined growth targets for the Gross Domestic Product of Ukraine. The rate shown reflects the rate in effect at the end of the reporting period.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $466,256.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,809,303, or 12.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	1.5	218,263
Communications	5.0	723,617
Consumer, Non-cyclical	1.5	213,488
Diversified	1.5	220,086
Energy	12.4	1,789,035
Financial	10.9	1,562,600
Government	60.0	8,631,077
Industrial	0.7	103,000
Utilities	4.6	666,005
Money Market Fund	1.9	269,636
	100.0%	$14,396,807

The summary of inputs used to value the Fund’s investments as of January 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$5,496,094	$—	$5,496,094
Government Obligations*	—	8,631,077	—	8,631,077
Money Market Fund	269,636	—	—	269,636
Repurchase Agreement	—	479,550	—	479,550
Total	$269,636	$14,606,721	$—	$14,876,357

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2017 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 87.8%
Argentina: 3.7%
$400,000	Arcor SAIC 6.00%, 07/06/20 (c) 144A	$419,000
450,000	Banco de Galicia y Buenos Aires SA 8.75%, 03/03/17 (c) 144A	466,875
500,000	Banco Hipotecario SA 9.75%, 11/30/20 144A	556,250
500,000	Banco Macro SA 6.75%, 11/04/21 (c) 144A	486,600
900,000	Cablevision SA 6.50%, 06/15/19 (c) 144A	929,250
500,000	IRSA Propiedades Comerciales SA 8.75%, 03/23/20 (c) 144A	536,250
1,000,000	Pampa Energia SA 7.50%, 01/24/22 (c) 144A	991,210
	Pan American Energy LLC
200,000	7.88%, 05/07/21 † Reg S	214,560
470,000	7.88%, 05/07/21 144A	504,216
700,000	Petrobras Argentina SA 7.38%, 07/21/20 (c) 144A	712,250
320	Transportadora de Gas del Sur SA 9.63%, 05/14/18 (c) 144A	347
	YPF SA
2,440,000	8.50%, 07/28/25 † 144A	2,573,736
3,345,000	8.75%, 04/04/24 144A	3,621,631
1,095,000	8.88%, 12/19/18 † 144A	1,204,828
		13,217,003
Austria: 0.2%
700,000	JBS Investments GmbH 7.75%, 10/28/17 (c) 144A	743,750

Azerbaijan: 0.7%
700,000	International Bank of Azerbaijan OJSC 5.63%, 06/11/19 Reg S	706,559
1,575,000	Southern Gas Corridor CJSC 6.88%, 03/24/26 144A	1,707,394
		2,413,953
Bahamas: 0.1%
250,000	Silversea Cruise Finance Ltd. 7.25%, 02/01/20 (c) 144A	258,178

Bahrain: 0.2%
600,000	BBK BSC 3.50%, 03/24/20 Reg S	582,912

Bangladesh: 0.1%
300,000	Banglalink Digital Communications Ltd. 8.63%, 05/06/17 (c) 144A	315,750

Barbados: 0.6%
1,990,000	Columbus International, Inc. 7.38%, 03/30/18 (c) 144A	2,121,837

Bermuda: 3.1%
745,000	China Oil & Gas Group Ltd. 5.25%, 03/03/17 (c) 144A	758,410
	Digicel Group Ltd.
1,400,000	7.13%, 04/01/17 (c) 144A	1,126,384
1,535,000	8.25%, 03/03/17 (c) 144A	1,368,069
	Digicel Ltd.
1,900,000	6.00%, 03/03/17 (c) 144A	1,780,870
2,750,000	6.75%, 03/01/18 (c) 144A	2,569,531
350,000	GCX Ltd. 7.00%, 03/03/17 (c) 144A	351,061
550,000	GeoPark Latin America Ltd., Agencia en Chile 7.50%, 02/11/17 (c) † Reg S	541,750
	Inkia Energy Ltd.
300,000	8.38%, 03/02/17 (c) Reg S	312,000
350,000	8.38%, 03/03/17 (c) 144A	364,000
	Noble Group Ltd.
400,000	6.75%, 01/29/20 Reg S	357,960
1,650,000	6.75%, 01/29/20 † 144A	1,476,585
		11,006,620
Brazil: 4.4%
150,000	Banco ABC Brasil SA 7.88%, 04/08/20 144A	160,425
	Banco Bradesco SA
160,000	5.75%, 03/01/22 144A	169,811
1,470,000	5.90%, 01/16/21 144A	1,575,105
	Banco BTG Pactual SA
725,000	5.75%, 09/28/22 Reg S	689,018
75,000	5.75%, 09/28/22 144A	71,278
	Banco do Brasil SA
500,000	3.88%, 10/10/22	478,350
1,330,000	5.88%, 01/26/22 144A	1,375,220
995,000	8.50%, 10/20/20 (c) 144A	1,082,062
	Banco do Estado do Rio Grande do Sul SA
400,000	7.38%, 02/02/22 Reg S	407,600
50,000	7.38%, 02/02/22 144A	50,950
1,610,000	Banco Nacional de Desenvolvimento Economico e Social 5.50%, 07/12/20 † 144A	1,702,752
200,000	Banco Pan SA 8.50%, 04/23/20 144A	202,500
438,000	Banco Votorantim SA 7.38%, 01/21/20 144A	470,850
1,370,000	Caixa Economica Federal 4.25%, 05/13/19 144A	1,383,700
	Centrais Eletricas Brasileiras SA
360,000	5.75%, 10/27/21 144A	364,392
885,000	6.88%, 07/30/19 144A	946,950
	Itau Unibanco Holding SA
3,465,000	5.13%, 05/13/23 144A	3,508,312
350,000	5.75%, 01/22/21 144A	370,370
900,000	Votorantim Cimentos SA 7.25%, 04/05/41 144A	881,910
		15,891,555
British Virgin Islands: 4.4%
650,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	681,707
1,140,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	1,151,400
1,200,000	Greenland Global Investment Ltd. 5.88%, 07/03/24 † Reg S	1,212,432
1,000,000	GTL Trade Finance, Inc. 5.89%, 01/29/24 (c) † 144A	1,017,500
500,000	Hanrui Overseas Investment Co. Ltd. 4.90%, 06/28/19 Reg S	490,350
400,000	Huayi Finance I Ltd. 4.00%, 12/02/19 Reg S	402,749
1,025,000	LS Finance 2022 Ltd 4.25%, 10/16/22 Reg S	1,028,197
1,000,000	Oceanwide Holdings International Co. Ltd. 9.63%, 08/11/18 (c) (p) † Reg S	1,093,951
1,300,000	RKI Overseas Finance 2016 A Ltd. 5.00%, 08/09/19 † Reg S	1,313,100
1,150,000	Sparkle Assets Ltd. 6.88%, 03/02/17 (c) Reg S	1,194,021
500,000	Star Energy Geothermal Wayang Windu Ltd. 6.13%, 03/28/17 (c) 144A	517,000
1,550,000	Studio City Co. Ltd. 7.25%, 11/30/18 (c) 144A	1,641,372
1,150,000	Studio City Finance Ltd. 8.50%, 03/03/17 (c) † 144A	1,204,625
1,100,000	Wanda Properties International Co. Ltd. 7.25%, 01/29/24 Reg S	1,192,323
400,000	Yingde Gases Investment Ltd. 8.13%, 03/02/17 (c) Reg S	389,000
400,000	Zhiyuan Group BVI Co Ltd. 6.20%, 01/11/19 Reg S	411,489
600,000	Zhongrong International Bond 2016 Ltd. 6.95%, 06/21/19 Reg S	620,014
		15,561,230
Cayman Islands: 12.3%
500,000	361 Degrees International Ltd. 7.25%, 06/03/19 (c) Reg S	537,071
1,100,000	Agile Group Holdings Ltd. 8.38%, 03/02/17 (c) Reg S	1,150,871
500,000	Agricola Senior Trust 6.75%, 06/18/20 144A	507,500
500,000	Agromercantil Senior Trust 6.25%, 04/10/19 144A	522,175
1,020,000	Alpha Star Holding Ltd. 4.97%, 04/09/19 † Reg S	1,017,450
600,000	Batelco International Finance No. 1 Ltd. 4.25%, 05/01/20 Reg S	603,048
500,000	Biostime International Holdings Ltd. 7.25%, 06/21/18 (c) 144A	525,089
800,000	CAR, Inc. 6.13%, 02/04/18 (c) 144A	838,000
500,000	Cementos Progreso Trust 7.13%, 05/06/18 (c) † 144A	528,260
750,000	Central China Real Estate Ltd. 6.50%, 06/04/17 (c) † Reg S	764,005
300,000	China Hongqiao Group Ltd. 6.88%, 05/03/18 Reg S	309,134
360,000	China Shanshui Cement Group Ltd. 7.50%, 03/10/18 (c) † § Reg S	288,000
815,000	CIFI Holdings Group Co. Ltd. 8.88%, 02/16/17 (c) Reg S	854,563
1,025,000	Comcel Trust 6.88%, 02/06/19 (c) 144A	1,078,812
	Country Garden Holdings Co. Ltd.
2,515,000	7.50%, 01/10/18 (c) 144A	2,651,703
1,400,000	7.50%, 03/09/18 (c) † Reg S	1,491,141
400,000	DIP Sukuk Ltd. 4.29%, 02/20/19 Reg S	409,735
2,630,000	Evergrande Real Estate Group Ltd. 8.75%, 03/03/17 (c) † 144A	2,721,261
800,000	Ezdan Sukuk Co. Ltd. 4.38%, 05/18/21 Reg S	805,080
300,000	Future Land Development Holdings Ltd. 10.25%, 07/21/17 (c) Reg S	323,444
400,000	Geely Automobile Holdings Ltd. 5.25%, 10/06/17 (c) 144A	416,280
1,355,000	Global A&T Electronics Ltd. 10.00%, 03/03/17 (c) 144A	1,019,637
200,000	Glorious Property Holdings Ltd. 13.25%, 03/04/17 (c) Reg S	179,140
450,000	Greenland Hong Kong Holdings Ltd. 4.38%, 08/07/17 Reg S	451,121
600,000	Greentown China Holdings Ltd. 5.88%, 08/11/18 (c) † Reg S	629,962
1,550,000	Grupo Aval Ltd. 4.75%, 09/26/22 144A	1,559,300
411,542	Guanay Finance Ltd. 6.00%, 12/15/20 144A	418,744
750,000	Industrial Senior Trust 5.50%, 11/01/22 144A	729,697
1,555,000	KWG Property Holdings Ltd. 8.98%, 03/02/17 (c) † Reg S	1,633,489
740,000	Longfor Properties Co. Ltd. 6.75%, 01/29/18 (c) Reg S	787,612
750,000	MAF Global Securities Ltd. 7.13%, 10/29/18 (c) Reg S	797,362
835,000	Marfrig Overseas Ltd. 9.50%, 03/03/17 (c) 144A	865,269
1,290,000	MCE Finance Ltd. 5.00%, 03/03/17 (c) 144A	1,302,900
650,000	MIE Holdings Corp. 7.50%, 04/25/17 (c) 144A	491,361
900,000	Mumtalakat Sukuk Holding Co. 4.00%, 11/25/21 † Reg S	881,280
475,475	Odebrecht Drilling Norbe VIII/IX Ltd. 6.35%, 06/30/20 (c) 144A	218,719
715,020	Odebrecht Offshore Drilling Finance Ltd. 6.75%, 12/01/21 (c) 144A	243,107
500,000	Parkson Retail Group Ltd. 4.50%, 05/03/18 † Reg S	491,626
733,820	Shelf Drilling Holdings Ltd 9.50%, 03/03/17 (c) 144A	664,107
	Shimao Property Holdings Ltd.
1,055,000	6.63%, 02/06/17 (c) Reg S	1,091,292
2,220,000	8.38%, 02/10/19 (c) Reg S	2,491,268
500,000	Sunac China Holdings Ltd. 8.75%, 12/05/17 (c) Reg S	537,034
500,000	Suzano Trading Ltd. 5.88%, 01/23/21 144A	531,250
225,000	TAM Capital 3, Inc. 8.38%, 03/03/17 (c) 144A	233,438
	Vale Overseas Ltd.
2,945,000	4.38%, 01/11/22 †	2,978,131
1,590,000	6.88%, 11/21/36	1,659,960
2,155,000	Wynn Macau Ltd. 5.25%, 03/03/17 (c) 144A	2,210,233
400,000	Yuzhou Properties Co. Ltd. 8.63%, 03/02/17 (c) † Reg S	418,669
		43,858,330
Chile: 0.9%
1,410,000	AES Gener SA 8.38%, 06/18/19 (c) 144A	1,505,598
750,000	CorpGroup Banking SA 6.75%, 03/15/18 (c) 144A	716,812
800,000	Latam Airlines Group SA 7.25%, 06/09/20 144A	845,600
		3,068,010
China / Hong Kong: 3.0%
	Bank of East Asia Ltd.
1,670,000	4.25%, 11/20/19 (c) Reg S	1,686,783
1,300,000	5.50%, 12/02/20 (c) Reg S	1,262,867
400,000	Chalieco Hong Kong Corp Ltd. 5.70%, 01/15/20 (c) Reg S	410,824
3,150,000	China Cinda Asset Management Co. Ltd. 4.45%, 09/30/21 (c) Reg S	3,049,704
	China CITIC Bank International Ltd.
400,000	4.25%, 10/11/21 (c) Reg S	387,807
245,000	6.88%, 06/24/20 Reg S	271,190
700,000	7.25%, 04/22/19 (c) Reg S	742,448
800,000	China South City Holdings Ltd. 8.25%, 03/02/17 (c) Reg S	831,966
300,000	Chong Hing Bank Ltd. 6.50%, 09/25/19 (c) Reg S	311,573
1,350,000	ICBC Asia Ltd. 4.25%, 07/21/21 (c) Reg S	1,307,089
600,000	Zoomlion HK SPV Co. Ltd. 6.13%, 12/20/22 144A	588,000
		10,850,251
Colombia: 2.5%
750,000	Banco Davivienda SA 5.88%, 07/09/22 144A	799,687
2,468,000	Banco de Bogota SA 5.38%, 02/19/23 144A	2,555,614
565,000	Banco GNB Sudameris SA 3.88%, 05/02/18 144A	572,769
3,150,000	Bancolombia SA 5.13%, 09/11/22	3,291,750
	Colombia Telecomunicaciones SA ESP
630,000	5.38%, 09/27/17 (c) 144A	622,125
1,365,000	8.50%, 03/30/20 (c) † 144A	1,244,728
		9,086,673
Croatia: 0.4%
	Agrokor D.D.
550,000	8.88%, 03/02/17 (c) Reg S	473,550
50,000	8.88%, 03/03/17 (c) 144A	43,050
800,000	Hrvatska Elektroprivreda 5.88%, 10/23/22 144A	843,781
		1,360,381
Dominican Republic: 0.3%
500,000	Aeropuertos Dominicanos Siglo XXI SA 6.75%, 04/01/24 (c) 144A	512,500
550,000	Banco de Reservas de la Republica Dominicana 7.00%, 02/01/23 144A	553,746
		1,066,246
Georgia: 0.4%
600,000	BGEO Group JSC 6.00%, 07/26/23 144A	609,018
720,000	Georgian Railway JSC 7.75%, 07/11/22 144A	786,744
		1,395,762
India: 1.6%
800,000	Delhi International Airport Pvt Ltd. 6.13%, 10/31/26 144A	833,755
845,000	Indian Overseas Bank 4.63%, 02/21/18 Reg S	860,929
820,000	JSW Steel Ltd. 4.75%, 11/12/19 Reg S	808,922
400,000	Reliance Communications Ltd. 6.50%, 11/06/20 Reg S	400,000
1,100,000	Syndicate Bank 4.13%, 04/12/18 Reg S	1,115,178
850,000	Tata Motors Ltd. 4.63%, 04/30/20 † Reg S	884,331
900,000	Union Bank of India HK 4.50%, 10/28/19 Reg S	936,414
		5,839,529
Indonesia: 0.2%
	Gajah Tunggal Tbk PT
600,000	7.75%, 03/02/17 (c) † Reg S	554,436
90,000	7.75%, 03/03/17 (c) 144A	83,165
		637,601
Ireland: 4.1%
600,000	AK Transneft OJSC 8.70%, 08/07/18 144A	655,967
	Alfa Bank OJSC
975,000	7.75%, 04/28/21 144A	1,106,212
345,000	7.88%, 09/25/17 Reg S	356,566
750,000	Credit Bank of Moscow 7.70%, 02/01/18 Reg S	781,080
300,000	EDC Finance Ltd. 4.88%, 04/17/20 144A	306,188
775,000	Gazprombank OJSC 7.25%, 05/03/19 Reg S	834,198
700,000	Metalloinvest Finance Ltd. 5.63%, 04/17/20 144A	735,350
450,000	Mobile Telesystems OJSC 5.00%, 05/30/23 144A	464,695
1,100,000	Nomos Bank 7.25%, 04/25/18 144A	1,139,050
300,000	Phosagro OAO 4.20%, 02/13/18 144A	304,125
1,225,000	Rosneft Oil Co. 4.20%, 03/06/22 144A	1,211,788
1,300,000	Russian Railways 5.70%, 04/05/22 Reg S	1,391,273
500,000	SCF Capital Ltd. 5.38%, 06/16/23 144A	516,500
525,000	Sibur Securities Ltd. 3.91%, 01/31/18 144A	531,563
720,000	Vimpel Communications OJSC 9.13%, 04/30/18 144A	775,792
3,345,000	Vnesheconombank 6.90%, 07/09/20 144A	3,646,134
		14,756,481
Kazakhstan: 3.1%
700,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 01/28/21 144A	752,500
1,550,000	Kazakhstan Temir Zholy National Co JSC 6.38%, 10/06/20 144A	1,668,293
	KazMunayGas National Co. JSC
600,000	4.40%, 04/30/23 144A	600,898
1,000,000	5.75%, 04/30/43 144A	979,500
2,300,000	6.38%, 04/09/21 144A	2,511,922
1,800,000	7.00%, 05/05/20 144A	1,986,462
1,660,000	9.13%, 07/02/18 144A	1,801,553
850,000	Zhaikmunai International BV 7.13%, 03/03/17 (c) 144A	841,500
		11,142,628
Luxembourg: 7.5%
700,000	ALROSA Finance SA 7.75%, 11/03/20 144A	794,629
250,000	Andrade Gutierrez International SA 4.00%, 04/30/18 144A	227,500
1,460,000	Consolidated Energy Finance SA 6.75%, 03/03/17 (c) 144A	1,470,950
700,000	CSN Resources SA 6.50%, 07/21/20 144A	593,866
1,870,000	Evraz Group SA 6.75%, 04/27/18 144A	1,953,346
1,720,000	Gazprom Neft OAO 6.00%, 11/27/23 144A	1,844,597
	Gazprom OAO
2,900,000	4.95%, 07/19/22 144A	2,991,936
1,300,000	9.25%, 04/23/19 (p) 144A	1,477,073
770,000	Gazprom PAO 7.29%, 08/16/37 144A	886,847
	MHP SA
200,000	8.25%, 04/02/20 Reg S	197,774
875,000	8.25%, 04/02/20 144A	865,262
	Minerva Luxembourg SA
560,000	6.50%, 09/20/21 (c) 144A	558,600
180,000	7.75%, 01/31/18 (c) 144A	192,150
750,000	MOL Group Finance SA 6.25%, 09/26/19 Reg S	815,640
	Offshore Drilling Holding SA
700,000	8.38%, 09/20/17 (c) Reg S	320,250
590,000	8.38%, 09/20/17 (c) 144A	269,925
1,505,000	Puma International Financing SA 6.75%, 03/03/17 (c) 144A	1,564,447
300,000	QGOG Constellation SA 6.25%, 03/02/17 (c) Reg S	228,000
	Rosneft Finance SA
400,000	7.25%, 02/02/20 144A	441,721
645,000	7.88%, 03/13/18 144A	682,120
1,400,000	Russian Agricultural Bank OJSC 5.10%, 07/25/18 144A	1,438,080
	Sberbank of Russia
800,000	4.95%, 02/07/17 144A	800,463
1,920,000	5.13%, 10/29/22 144A	1,962,889
750,000	6.13%, 02/07/22 144A	818,044
250,000	Sistema JSFC 6.95%, 05/17/19 144A	266,681
500,000	Topaz Marine SA 8.63%, 03/03/17 (c) 144A	500,186
	VTB Bank OJSC
180,000	6.00%, 04/12/17 144A	181,400
1,030,000	6.88%, 05/29/18 (p) 144A	1,081,499
1,290,000	VTB Bank SA 6.95%, 10/17/22 144A	1,399,650
		26,825,525
Marshall Islands: 0.2%
690,000	Navios South American Logistics, Inc. 7.25%, 05/01/17 (c) 144A	640,838
Mauritius: 1.0%
700,000	Greenko Investment Co. 4.88%, 08/16/19 (c) 144A	673,163
500,000	HT Global IT Solutions Holdings Ltd. 7.00%, 07/14/18 (c) 144A	517,739
2,700,000	MTN Mauritius Investments Ltd. 4.76%, 11/11/24 144A	2,551,500
		3,742,402
Mexico: 3.6%
1,520,000	BBVA Bancomer SA 7.25%, 04/22/20 144A	1,660,600
	Cemex SAB de CV
2,200,000	5.70%, 01/11/20 (c) † 144A	2,230,800
1,070,000	6.50%, 12/10/17 (c) 144A	1,134,200
1,160,000	7.25%, 01/15/18 (c) 144A	1,242,650
721,000	Controladora Mabe SA de CV 7.88%, 10/28/19 Reg S	788,594
900,000	Credito Real SAB de CV 7.25%, 07/20/20 (c) 144A	902,250
560,000	Elementia SAB de CV 5.50%, 01/15/20 (c) 144A	543,200
500,000	Grupo Idesa SA de CV 7.88%, 12/18/17 (c) 144A	452,500
400,000	Grupo KUO SAB de CV 6.25%, 12/04/17 (c) 144A	395,400
550,000	Grupo Posadas SAB de CV 7.88%, 06/30/19 (c) 144A	553,438
500,000	Metalsa SA de CV 4.90%, 04/24/23 144A	467,500
695,000	Sixsigma Networks Mexico SA de CV 8.25%, 11/07/17 (c) † 144A	642,875
650,000	Tenedora Nemak SA 5.50%, 02/28/18 (c) 144A	642,655
720,000	TV Azteca SAB de CV 7.63%, 09/18/17 (c) Reg S	630,000
620,000	Unifin Financiera SA de CV 7.25%, 09/27/20 (c) 144A	604,500
		12,891,162
Mongolia: 0.2%
800,000	Trade & Development Bank of Mongolia LLC 9.38%, 05/19/20 144A	794,948
Morocco: 0.1%
500,000	BMCE Bank 6.25%, 11/27/18 Reg S	520,000
Netherlands: 5.5%
400,000	Access Finance BV 7.25%, 07/25/17 144A	405,000
470,000	Ajecorp BV 6.50%, 05/14/17 (c) † 144A	303,150
550,000	Cimpor Financial Operations BV 5.75%, 07/17/19 (c) † 144A	482,350
1,700,000	EA Partners I BV 6.88%, 09/28/20 † Reg S	1,691,243
	FBN Finance Co. BV
675,000	8.00%, 07/23/19 (c) 144A	565,313
400,000	8.25%, 08/07/18 (c) 144A	345,978
830,000	Greenko Dutch BV 8.00%, 08/01/17 (c) 144A	882,912
400,000	GTB Finance BV 6.00%, 11/08/18 † 144A	405,680
1,210,000	IHS Netherlands Holdco BV 9.50%, 10/27/18 (c) 144A	1,283,658
655,000	Indo Energy Finance II BV 6.38%, 01/24/18 (c) 144A	505,807
1,200,000	Kazakhstan Temir Zholy Finance BV 6.95%, 07/10/42 144A	1,215,000
800,000	Listrindo Capital BV 4.95%, 09/14/21 (c) † 144A	789,000
	Majapahit Holding BV
2,630,000	7.75%, 01/20/20 144A	2,957,435
915,000	8.00%, 08/07/19 144A	1,029,604
	Petrobras Global Finance BV
1,800,000	4.38%, 05/20/23	1,665,000
1,050,000	6.25%, 03/17/24 †	1,056,825
1,795,000	Petrobras International Finance Co. 5.38%, 01/27/21	1,811,245
2,100,000	VTR Finance BV 6.88%, 01/15/19 (c) 144A	2,210,250
		19,605,450
Nigeria: 0.3%
500,000	Fidelity Bank Plc 6.88%, 05/09/18 144A	440,000
750,000	Zenith Bank Plc 6.25%, 04/22/19 144A	749,662
		1,189,662
Panama: 0.7%
400,000	AES El Salvador Trust II 6.75%, 03/28/18 (c) 144A	371,000
1,300,000	AES Panama SRL 6.00%, 06/25/19 (c) 144A	1,347,450
850,000	Avianca Holdings SA 8.38%, 05/10/17 (c) 144A	850,000
		2,568,450
Paraguay: 0.2%
450,000	Banco Regional SAECA 8.13%, 01/24/19 144A	479,475
400,000	Telefonica Celular del Paraguay SA 6.75%, 12/13/17 (c) 144A	415,000
		894,475
Peru: 1.2%
500,000	Cementos Pacasmayo SAA 4.50%, 02/08/23 144A	513,750
500,000	Cia Minera Milpo SAA 4.63%, 03/28/23 144A	506,400
565,000	InRetail Shopping Malls 6.50%, 07/09/18 (c) 144A	599,296
700,000	Minsur SA 6.25%, 02/07/24 † 144A	743,750
900,000	Union Andina de Cementos SAA 5.88%, 10/30/18 (c) 144A	931,590
880,000	Volcan Cia Minera SAA 5.38%, 02/02/22 † 144A	893,200
		4,187,986
Philippines: 0.3%
400,000	Rizal Commercial Banking Corp. 3.45%, 02/02/21 Reg S	403,916
500,000	Security Bank Corp. 3.95%, 02/03/20 Reg S	520,605
		924,521
Russia: 0.1%
	Ukrlandfarming Plc
434,201	10.88%, 03/26/18 Reg S	139,758
244,238	10.88%, 03/26/18 144A	78,614
		218,372
Singapore: 1.7%
2,390,000	ABJA Investment Co. Pte Ltd. 5.95%, 07/31/24 † Reg S	2,449,750
111,000	Bakrie Telecom Pte Ltd. 11.50%, 05/07/15 (d) (e) * Reg S	3,053
350,000	Golden Legacy Pte Ltd. 8.25%, 06/07/19 (c) 144A	365,488
500,000	Pratama Agung Pte Ltd. 6.25%, 02/24/18 (c) Reg S	519,375
	STATS ChipPAC Ltd.
118,000	4.50%, 03/03/17 (c) 144A	115,345
600,000	8.50%, 11/24/18 (c) 144A	633,000
930,000	TBG Global Pte Ltd. 4.63%, 03/03/17 (c) 144A	942,090
1,100,000	Theta Capital Pte Ltd. 7.00%, 04/11/18 (c) Reg S	1,148,602
		6,176,703
South Africa: 1.6%
	Eskom Holdings SOC Ltd.
1,980,000	5.75%, 01/26/21 † 144A	1,978,222
2,080,000	6.75%, 08/06/23 144A	2,105,638
1,740,000	7.13%, 02/11/25 144A	1,763,852
		5,847,712
South Korea: 0.4%
	Woori Bank Co. Ltd.
750,000	4.75%, 04/30/24 144A	767,225
500,000	5.00%, 06/10/20 (c) 144A	507,001
		1,274,226
Sri Lanka: 0.5%
700,000	Bank of Ceylon 5.33%, 04/16/18 Reg S	710,500
1,000,000	National Savings Bank 8.88%, 09/18/18 144A	1,068,000
		1,778,500
Thailand: 0.3%
1,080,000	Krung Thai Bank PCL 5.20%, 12/26/19 (c) Reg S	1,123,407
Turkey: 7.4%
	Akbank TAS
1,430,000	4.00%, 01/24/20 144A	1,398,829
925,000	5.13%, 03/31/25 144A	846,282
550,000	6.50%, 03/09/18 144A	566,622
500,000	Albaraka Turk Katilim Bankasi AS 6.25%, 06/30/19 Reg S	498,140
500,000	Alternatifbank AS 8.75%, 04/16/21 (c) Reg S	515,373
600,000	Arcelik AS 5.00%, 04/03/23 144A	570,798
	TC Ziraat Bankasi AS
1,340,000	4.25%, 07/03/19 144A	1,329,950
600,000	4.75%, 04/29/21 144A	576,946
700,000	Tupras Turkiye Petrol Rafinerileri AS 4.13%, 05/02/18 144A	703,913
3,300,000	Turkiye Halk Bankasi AS 3.88%, 02/05/20 144A	3,128,515
2,000,000	Turkiye Is Bankasi 3.75%, 10/10/18 144A	1,984,438
	Turkiye Is Bankasi SA
3,180,000	5.00%, 04/30/20 144A	3,122,598
2,910,000	6.00%, 10/24/22 144A	2,797,237
1,500,000	Turkiye Sinai Kalkinma Bankasi AS 5.13%, 04/22/20 Reg S	1,483,125
	Turkiye Sise ve Cam Fabrikalari AS
400,000	4.25%, 05/09/20 Reg S	393,632
400,000	4.25%, 05/09/20 144A	393,632
	Turkiye Vakiflar Bankasi Tao
1,500,000	3.75%, 04/15/18 144A	1,487,904
1,000,000	6.00%, 11/01/22 Reg S	941,450
1,445,000	6.00%, 11/01/22 144A	1,360,395
2,430,000	Yapi ve Kredi Bankasi AS 5.50%, 12/06/22 144A	2,268,526
		26,368,305
United Kingdom: 3.4%
	AngloGold Ashanti Holdings Plc
1,685,000	5.13%, 08/01/22 †	1,749,872
600,000	5.38%, 04/15/20	629,700
480,000	6.50%, 04/15/40	481,440
800,000	Hikma Pharmaceuticals Plc 4.25%, 04/10/20 Reg S	809,504
720,000	Oschadbank 9.38%, 03/10/23 (s) 144A	712,440
500,000	Petra Diamonds US Treasury PLC 8.25%, 05/31/17 (c) 144A	527,500
650,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	681,353
700,000	Ukraine Railways 9.88%, 09/15/21 144A	689,500
	Vedanta Resources Plc
1,300,000	6.00%, 01/31/19 Reg S	1,332,500
1,100,000	6.00%, 01/31/19 144A	1,127,500
2,610,000	8.25%, 06/07/21 † 144A	2,848,815
400,000	West China Cement Ltd. 6.50%, 09/11/17 (c) Reg S	416,131
		12,006,255
United States: 2.2%
	Cemex Finance LLC
1,455,000	6.00%, 04/01/19 (c) † 144A	1,498,650
3,335,000	9.38%, 10/12/17 (c) 144A	3,639,152
	JBS USA LLC
1,150,000	5.75%, 06/15/20 (c) 144A	1,186,225
710,000	7.25%, 03/03/17 (c) 144A	736,980
727,329	Rio Oil Finance Trust 9.25%, 07/06/24 144A	718,237
		7,779,244
Venezuela: 3.1%
830,000	CA La Electricidad de Caracas 8.50%, 04/10/18 Reg S	643,250
	Petroleos de Venezuela SA
2,715,000	5.38%, 04/12/27 Reg S	1,031,700
1,480,000	5.50%, 04/12/37 Reg S	566,100
4,490,000	6.00%, 05/16/24 144A	1,818,450
3,880,000	6.00%, 11/15/26 144A	1,482,742
1,241,914	8.50%, 11/02/17 144A	1,085,433
2,200,000	8.50%, 10/27/20 144A	1,710,500
1,250,000	9.00%, 11/17/21 Reg S	717,187
2,100,000	9.75%, 05/17/35 144A	1,067,955
1,595,000	12.75%, 02/17/22 144A	1,064,662
		11,187,979
Total Corporate Bonds (Cost: $312,328,004)		313,720,802
GOVERNMENT OBLIGATIONS: 9.3%
Argentina: 4.2%
	City of Buenos Aires
600,000	7.50%, 06/01/27 144A	612,000
1,505,000	8.95%, 02/19/21 144A	1,691,921
500,000	Province of Salta 9.13%, 07/07/24 144A	532,860
	Provincia de Buenos Aires
2,150,000	9.13%, 03/16/24 144A	2,348,875
1,105,000	9.38%, 09/14/18 144A	1,209,975
1,555,000	9.95%, 06/09/21 144A	1,749,375
630,000	10.88%, 01/26/21 144A	722,925
2,785,000	10.88%, 01/26/21 Reg S	3,195,787
700,000	Provincia de Chubut 7.75%, 07/26/26 144A	688,352
1,050,000	Provincia de Cordoba 7.13%, 06/10/21 144A	1,078,875
700,000	Provincia de Mendoza 8.38%, 05/19/24 144A	719,250
450,000	Provincia de Neuquen 8.63%, 05/12/28 144A	473,625
		15,023,820
Azerbaijan: 0.7%
2,670,000	State Oil Company of the Azerbaijan Republic 4.75%, 03/13/23 Reg S	2,588,098

Cayman Islands: 0.1%
400,000	Brazil Minas SPE 5.33%, 02/15/28 144A	395,000
Costa Rica: 1.2%
700,000	Banco de Costa Rica 5.25%, 08/12/18 144A	721,840
2,295,000	Banco Nacional de Costa Rica 6.25%, 11/01/23 144A	2,352,375
1,100,000	Instituto Costarricense de Electricidad 6.95%, 11/10/21 144A	1,158,971
		4,233,186
Indonesia: 0.9%
	Perusahaan Listrik Negara PT
1,550,000	5.25%, 10/24/42 144A	1,431,611
1,250,000	5.50%, 11/22/21 Reg S	1,350,475
400,000	5.50%, 11/22/21 144A	432,152
		3,214,238
Kazakhstan: 0.3%
1,200,000	KazAgro National Management Holding JSC 4.63%, 05/24/23 144A	1,142,698
Trinidad and Tobago: 0.5%
	Petroleum Co. of Trinidad & Tobago Ltd.
1,120,625	6.00%, 05/08/22 144A	1,095,411
300,000	9.75%, 08/14/19 Reg S	318,000
305,000	9.75%, 08/14/19 144A	323,300
		1,736,711
Turkey: 0.9%
	Export Credit Bank of Turkey
150,000	5.88%, 04/24/19 Reg S	154,182
3,120,000	5.88%, 04/24/19 144A	3,206,986
		3,361,168
Ukraine: 0.5%
1,715,000	Ukreximbank 9.75%, 01/22/25 144A	1,650,687
Total Government Obligations (Cost: $32,713,048)		33,345,606

Number of Shares
MONEY MARKET FUND: 1.6% (Cost: $5,778,763)
5,778,763	Dreyfus Government Cash Management Fund	5,778,763
Total Investments Before Collateral for Securities Loaned: 98.7% (Cost: $350,819,815)		352,845,171

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 9.0%
Repurchase Agreements: 9.0%
$7,638,833	Repurchase agreement dated 1/31/17 with Citigroup Global Markets, Inc., 0.56%, due 2/1/17, proceeds $7,638,952; (collateralized by various U.S. government and agency obligations, 0.88% to 11.50%, due 2/1/17 to 6/1/52, valued at $7,791,610 including accrued interest)	7,638,833
7,638,833	Repurchase agreement dated 1/31/17 with Credit Agricole CIB, 0.54%, due 2/1/17, proceeds $7,638,948; (collateralized by various U.S. government and agency obligations, 0.13% to 0.13%, due 4/15/17 to 4/15/17, valued at $7,791,611 including accrued interest)	7,638,833
7,638,833	Repurchase agreement dated 1/31/17 with Daiwa Capital Markets America, Inc., 0.58%, due 2/1/17, proceeds $7,638,956; (collateralized by various U.S. government and agency obligations, 0.00% to 8.88%, due 2/16/17 to 9/9/49, valued at $7,791,610 including accrued interest)	7,638,833
1,592,725	Repurchase agreement dated 1/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.54%, due 2/1/17, proceeds $1,592,749; (collateralized by various U.S. government and agency obligations, 0.00% to 1.25%, due 11/15/24 to 9/9/49, valued at $1,624,580 including accrued interest)	1,592,725
7,638,833	Repurchase agreement dated 1/31/17 with Nomura Securities International, Inc., 0.55%, due 2/1/17, proceeds $7,638,950; (collateralized by various U.S. government and agency obligations, 0.00% to 7.13%, due 2/10/17 to 12/20/66, valued at $7,791,610 including accrued interest)	7,638,833
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $32,148,057)		32,148,057
Total Investments: 107.7% (Cost: $382,967,872)		384,993,228
Liabilities in excess of other assets: (7.7)%		(27,508,686)
NET ASSETS: 100.0%		$357,484,542

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(e)	Security in principal default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $30,659,292.
§	Illiquid Security — the aggregate value of illiquid securities is $288,000 which represents 0.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $250,336,524, or 70.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	7.8%	$27,650,893
Communications	6.8	23,869,305
Consumer, Cyclical	5.0	17,658,890
Consumer, Non-cyclical	3.1	10,783,956
Diversified	1.2	4,353,806
Energy	15.0	52,981,302
Financial	37.2	131,216,648
Government	9.5	33,345,606
Industrial	7.0	24,871,702
Technology	0.2	748,345
Utilities	5.6	19,585,955
Money Market Fund	1.6	5,778,763
	100.0%	$352,845,171

The summary of inputs used to value the Fund’s investments as of January 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$313,720,802	$—	$313,720,802
Government Obligations*	—	33,345,606	—	33,345,606
Money Market Fund	5,778,763	—	—	5,778,763
Repurchase Agreements	—	32,148,057	—	32,148,057
Total	$5,778,763	$379,214,465	$—	$384,993,228

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2017.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended January 31, 2017:

Government Obligations
Ukraine
Balance as of April 30, 2016	$83,123
Realized gain (loss)	(4,260)
Net change in unrealized appreciation (depreciation)	9,043
Purchases	—
Sales	(87,906)
Transfers in and/or out of level 3	—
Balance as of January 31, 2017	$—

See Notes to Schedules of Investments

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2017 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 97.5%
Bermuda: 2.0%
	Weatherford International Ltd.
$3,217,000	4.50%, 01/15/22 (c) †	$2,879,215
1,632,000	5.13%, 09/15/20 †	1,566,720
8,105,000	6.75%, 09/15/40	6,828,462
1,423,000	9.63%, 03/01/19 †	1,536,840
		12,811,237
Canada: 6.8%
	Bombardier, Inc.
665,000	6.00%, 04/15/17 (c) † Reg S	653,363
560,000	7.45%, 05/01/34 144A	525,000
	Cenovus Energy, Inc.
861,000	3.00%, 05/15/22 (c)	840,166
2,235,000	3.80%, 06/15/23 (c)	2,226,570
3,113,000	4.45%, 03/15/42 (c)	2,789,419
5,177,000	5.70%, 10/15/19	5,596,006
6,482,000	6.75%, 11/15/39	7,304,170
	Kinross Gold Corp.
2,262,000	5.13%, 06/01/21 (c) †	2,363,790
1,146,000	5.95%, 12/15/23 (c)	1,208,171
1,376,000	6.88%, 03/01/41 (c)	1,388,040
	Teck Resources Ltd.
1,500,000	3.00%, 03/01/19	1,515,000
4,296,000	3.75%, 11/01/22 (c) †	4,188,600
3,002,000	4.75%, 10/15/21 (c) †	3,092,060
9,365,000	6.25%, 01/15/41 (c)	9,669,362
		43,359,717
Cayman Islands: 3.8%
	Noble Holding International Ltd.
930,000	3.95%, 03/15/22	838,395
1,016,000	4.63%, 03/01/21 †	975,360
77,000	4.90%, 08/01/20 †	77,292
134,000	5.25%, 03/16/18 †	135,340
2,553,000	5.25%, 03/15/42	1,870,073
1,024,000	6.05%, 03/01/41	798,720
1,600,000	6.20%, 08/01/40	1,256,000
1,400,000	7.20%, 01/01/25 (c) †	1,393,000
543,000	8.20%, 10/01/44 (c)	505,669
	Transocean, Inc.
200,000	4.25%, 10/15/17 (s)	202,500
4,781,000	5.55%, 07/15/22 (c) (s) †	4,374,615
2,080,000	6.00%, 03/15/18	2,134,600
1,261,000	6.50%, 11/15/20 †	1,286,220
6,235,000	6.80%, 03/15/38	5,050,350
3,219,000	8.13%, 12/15/21 †	3,347,760
		24,245,894
Finland: 1.5%
	Nokia OYJ
3,819,000	5.38%, 05/15/19	4,014,724
1,880,000	6.63%, 05/15/39	1,978,550
1,070,000	Stora Enso OYJ 7.25%, 04/15/36 144A	1,179,675
	UPM-Kymmene OYJ
750,000	5.50%, 01/30/18 144A	780,000
1,525,000	7.45%, 11/26/27 † 144A	1,906,250
		9,859,199
France: 0.9%
1,540,000	BPCE SA 12.50%, 09/30/19 (c) 144A	1,890,350
3,765,000	Credit Agricole SA 8.38%, 10/13/19 (c) 144A	4,163,262
		6,053,612
Ireland: 0.2%
996,000	Smurfit Kappa Treasury Funding Ltd. 7.50%, 11/20/25	1,167,810
Italy: 1.1%
7,450,000	Intesa Sanpaolo SpA 5.02%, 06/26/24 144A	6,905,584
Japan: 1.5%
9,440,000	SoftBank Corp. 4.50%, 04/15/20 † 144A	9,699,600
Liberia: 0.2%
1,134,000	Royal Caribbean Cruises 7.50%, 10/15/27	1,383,480
Luxembourg: 7.7%
	ArcelorMittal
3,935,000	6.13%, 06/01/18 †	4,136,669
2,180,000	6.25%, 08/05/20 (s) †	2,370,750
2,495,000	6.50%, 03/01/21 (s) †	2,738,262
3,902,000	7.25%, 02/25/22 (s) †	4,419,015
3,375,000	7.75%, 03/01/41 (s) †	3,687,187
6,389,000	8.00%, 10/15/39 (s)	7,139,707
2,498,000	10.85%, 06/01/19 (s)	2,944,517
	Telecom Italia Capital
5,005,000	6.00%, 09/30/34	4,954,950
4,665,000	6.38%, 11/15/33	4,730,543
5,369,000	7.00%, 06/04/18	5,717,985
5,800,000	7.72%, 06/04/38	6,409,000
		49,248,585
Netherlands: 0.2%
1,202,000	Royal Bank of Scotland NV 4.65%, 06/04/18	1,229,160
United Kingdom: 7.2%
	Anglo American Capital Plc
1,355,000	2.63%, 09/27/17 144A	1,357,371
4,055,000	3.63%, 05/14/20 † 144A	4,105,687
6,725,000	4.13%, 04/15/21 144A	6,859,500
2,995,000	4.88%, 05/14/25 144A	3,047,412
2,239,000	Barclays Bank Plc 6.28%, 12/15/34 (c)	2,370,541
	Ensco Plc
3,005,000	4.50%, 07/01/24 (c) †	2,696,987
300,000	4.70%, 03/15/21	298,470
2,736,000	5.20%, 12/15/24 (c) †	2,489,760
4,138,000	5.75%, 04/01/44 (c)	3,341,435
	Lloyds Banking Group Plc
1,295,000	6.41%, 10/01/35 (c) 144A	1,398,600
1,825,000	6.66%, 05/21/37 (c) † 144A	1,993,813
	Royal Bank of Scotland Group Plc
2,657,000	4.70%, 07/03/18	2,715,032
3,645,000	7.65%, 09/30/31 (c)	4,230,934
2,815,000	Standard Chartered Plc 7.01%, 07/30/37 (c) 144A	2,980,381
4,395,000	Tesco Plc 6.15%, 11/15/37 144A	4,387,911
1,795,000	Virgin Media Secured Finance Plc 5.25%, 01/15/21	1,916,163
		46,189,997
United States: 64.4%
	ADT Corp.
4,465,000	3.50%, 07/15/22 †	4,241,750
1,455,000	4.13%, 06/15/23	1,394,981
670,000	4.88%, 07/15/32 144A	542,700
	Alcatel-Lucent USA, Inc.
5,155,000	6.45%, 03/15/29	5,401,924
1,180,000	6.50%, 01/15/28	1,233,100
	Alcoa, Inc.
4,115,000	5.40%, 01/15/21 (c) †	4,397,906
2,599,000	5.72%, 02/23/19	2,748,702
2,192,000	5.90%, 02/01/27	2,345,878
2,681,000	5.95%, 02/01/37	2,689,043
2,747,000	6.15%, 08/15/20	2,991,725
2,813,000	6.75%, 07/15/18	2,999,361
	Allegheny Technologies, Inc.
4,223,000	5.95%, 10/15/20 (c)	4,180,770
1,130,000	7.88%, 05/15/23 (c) (s)	1,146,950
1,945,000	Ally Financial, Inc.
	8.00%, 11/01/31	2,319,412
6,350,000	Arconic, Inc. 5.87%, 02/23/22	6,851,015
	Avon Products, Inc.
757,000	6.60%, 03/15/20 (s) †	777,780
3,638,000	7.00%, 03/15/23 (s)	3,510,670
1,893,000	BAC Capital Trust XI 6.63%, 05/23/36	2,105,663
1,175,000	BMC Software, Inc. 7.25%, 06/01/18	1,192,625
	Carpenter Technology Corp.
975,000	4.45%, 12/01/22 (c)	972,439
1,105,000	5.20%, 04/15/21 (c) †	1,116,759
	CDK Global, Inc.
967,000	3.80%, 09/15/19 (c)	981,689
1,950,000	5.00%, 07/15/24 (c)	1,952,438
	CenturyLink, Inc.
170,000	6.00%, 04/01/17	171,254
6,350,000	6.88%, 01/15/28	5,953,125
1,965,000	7.60%, 09/15/39	1,809,136
	CF Industries Holdings, Inc.
2,440,000	3.45%, 06/01/23 †	2,299,700
1,805,000	4.95%, 06/01/43	1,556,813
4,500,000	5.15%, 03/15/34	4,151,250
2,528,000	5.38%, 03/15/44	2,224,640
888,000	Choice Hotels International, Inc. 5.70%, 08/28/20	967,920
606,000	Clear Channel Communications, Inc. 7.25%, 10/15/27	266,640
	Cliffs Natural Resources, Inc.
1,103,000	4.88%, 01/01/21 (c)	1,042,335
1,255,000	6.25%, 10/01/40	1,032,238
1,533,000	Commercial Metals Co. 7.35%, 08/15/18	1,651,808
	Continental Resources, Inc.
3,564,000	3.80%, 03/01/24 (c)	3,345,705
2,876,000	4.90%, 12/01/43 (c)	2,545,260
455,000	Countrywide Capital III 8.05%, 06/15/27	559,888
1,369,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	1,553,815
	DCP Midstream Operating LP
1,577,000	2.70%, 03/01/19 (c)	1,565,173
3,049,000	3.88%, 12/15/22 (c)	2,957,530
5,650,000	4.75%, 09/30/21 144A	5,791,250
1,914,000	5.35%, 03/15/20 144A	2,019,270
1,458,000	5.60%, 10/01/43 (c)	1,332,248
2,700,000	6.75%, 09/15/37 144A	2,821,500
	Dell, Inc.
4,043,000	4.63%, 04/01/21 †	4,174,397
3,176,000	5.88%, 06/15/19 †	3,394,985
3,018,000	6.50%, 04/15/38	2,882,190
	Diamond Offshore Drilling, Inc.
765,000	3.45%, 08/01/23 (c)	677,025
2,565,000	4.88%, 05/01/43 (c)	1,904,513
2,260,000	5.70%, 10/15/39	1,847,550
1,900,000	5.88%, 05/01/19	1,985,500
3,810,000	Dresdner Funding Trust I 8.15%, 06/30/29 (c) 144A	4,419,600
	Edgewell Personal Care
2,176,000	4.70%, 05/19/21	2,290,077
2,040,000	4.70%, 05/24/22	2,114,664
5,662,000	Embarq Corp. 8.00%, 06/01/36	5,504,540
	EMC Corporation
7,922,000	1.88%, 06/01/18	7,884,141
8,994,000	2.65%, 06/01/20	8,728,065
3,198,000	3.38%, 03/01/23 (c) †	3,004,224
1,482,000	Energen Corp. 4.63%, 06/01/21 (c)	1,478,295
	EnLink Midstream Partners LP
1,595,000	2.70%, 03/01/19 (c)	1,602,524
4,580,000	4.15%, 03/01/25 (c)	4,508,534
3,501,000	5.05%, 10/01/44 (c)	3,230,723
1,110,000	Family Dollar Store, Inc. 5.00%, 02/01/21	1,193,250
2,442,000	FirstEnergy Solutions Co. 6.05%, 08/15/21	1,025,640
	Freeport-McMoRan, Inc.
5,094,000	2.38%, 03/15/18	5,104,188
4,460,000	3.10%, 03/15/20	4,448,850
7,202,000	3.55%, 12/01/21 (c) †	6,769,880
13,335,000	3.88%, 12/15/22 (c)	12,368,212
550,000	5.40%, 05/14/34 (c)	483,142
9,162,000	5.45%, 09/15/42 (c)	7,925,130
	Frontier Communications Corp.
1,231,000	6.86%, 02/01/28	1,049,258
3,438,000	9.00%, 08/15/31	2,981,399
1,214,000	GenOn Americas Generation, LLC 9.13%, 05/01/31 †	1,071,355
	Genworth Holdings, Inc.
4,397,000	4.80%, 02/15/24	3,583,555
1,532,000	6.52%, 05/22/18 †	1,509,020
5,229,000	7.63%, 09/24/21	4,849,897
1,261,000	7.70%, 06/15/20	1,216,865
5,190,000	Goldman Sachs Capital I 6.35%, 02/15/34	6,113,810
1,581,000	Graham Holdings Co. 7.25%, 02/01/19	1,735,148
1,159,000	HCA, Inc. 7.69%, 06/15/25	1,277,798
870,000	IFM (US) Colonial Pipeline 2 LLC 6.45%, 02/01/21 (c) 144A	945,526
150,000	iHeartCommunications, Inc. 6.88%, 06/15/18	111,000
	Illinois Power Generating
977,000	7.00%, 04/15/18	366,375
660,000	7.95%, 06/01/32	244,200
	Ingram Micro, Inc.
1,200,000	5.00%, 02/10/22 (c)	1,181,646
1,885,000	5.45%, 09/15/24 (c)	1,873,413
	International Game Technology
95,000	5.50%, 06/15/20	101,650
1,870,000	7.50%, 06/15/19	2,076,878
	JC Penney Corp., Inc.
978,000	5.75%, 02/15/18 †	1,010,396
1,581,000	6.38%, 10/15/36	1,284,563
2,879,000	7.40%, 04/01/37 †	2,483,137
	Joy Global, Inc.
1,885,000	5.13%, 10/15/21	2,049,730
55,000	6.63%, 11/15/36	68,058
2,490,000	L Brands, Inc. 6.95%, 03/01/33	2,433,975
1,564,000	Leidos Holdings, Inc. 4.45%, 09/01/20 (c)	1,644,155
200,000	Leidos, Inc. 7.13%, 07/01/32 †	214,009
3,688,000	Leucadia National Corp. 5.50%, 01/18/23 (c)	3,927,266
1,435,000	Lexmark International, Inc. 6.13%, 03/15/20	1,467,760
	McClatchy Co.
75,000	5.75%, 09/01/17	76,406
865,000	6.88%, 03/15/29	765,525
	MDC Holdings, Inc.
1,274,000	5.50%, 10/15/23 (c)	1,315,405
777,000	5.63%, 02/01/20	831,390
1,146,000	6.00%, 10/15/42 (c)	1,011,345
	Meccanica Holdings USA, Inc.
1,525,000	6.25%, 07/15/19 144A	1,643,188
1,585,000	6.25%, 01/15/40 144A	1,617,096
1,540,000	7.38%, 07/15/39 144A	1,709,400
	Murphy Oil Corp.
4,922,000	4.00%, 03/01/22 (c) †	4,774,340
1,692,000	6.13%, 06/01/42 (c)	1,611,630
	Nabors Industries, Inc.
2,454,000	4.63%, 09/15/21	2,515,350
3,113,000	5.00%, 09/15/20	3,246,859
1,410,000	5.10%, 06/15/23 (c)	1,476,975
4,562,000	6.15%, 02/15/18	4,755,885
	New Albertsons, Inc.
928,000	6.63%, 06/01/28	844,480
1,601,000	8.00%, 05/01/31	1,576,985
1,502,000	8.70%, 05/01/30	1,550,815
1,960,000	NGPL Pipeco LLC 7.77%, 12/15/37 144A	2,175,600
700,000	Nine West Holdings, Inc. 6.13%, 11/15/34	171,500
	NuStar Logistics, LP
3,091,000	4.80%, 09/01/20	3,160,547
922,000	8.15%, 04/15/18	986,540
1,460,000	Och-Ziff Finance Co. LLC 4.50%, 11/20/19 144A	1,392,244
	ONEOK, Inc.
2,103,000	4.25%, 11/02/21 (c)	2,155,575
1,498,000	6.00%, 06/15/35	1,512,980
1,090,000	Pactiv LLC 7.95%, 12/15/25	1,174,475
	PulteGroup, Inc.
2,884,000	6.38%, 05/15/33	2,905,630
105,000	7.63%, 10/15/17	109,725
832,000	7.88%, 06/15/32	923,520
50,000	Red Oak Power LLC 9.20%, 11/30/29	52,188
	Rite Aid Corp.
167,000	6.88%, 12/15/28 144A	194,555
994,000	7.70%, 02/15/27	1,197,770
	Rockies Express Pipeline
3,530,000	5.63%, 04/15/20 144A	3,759,450
1,691,000	6.85%, 07/15/18 144A	1,805,143
2,611,000	6.88%, 04/15/40 144A	2,695,857
	Rowan Cos, Inc.
3,042,000	4.75%, 10/15/23 (c)	2,806,245
2,851,000	4.88%, 03/01/22 (c)	2,726,269
1,959,000	5.40%, 06/01/42 (c) †	1,596,585
1,383,000	RR Donnelley & Sons Co. 7.63%, 06/15/20 †	1,472,895
	Safeway, Inc.
1,317,000	5.00%, 08/15/19	1,336,755
2,049,000	7.25%, 02/01/31	2,023,388
1,540,000	Sealed Air Corp.
	6.88%, 07/15/33 144A	1,624,700
	SLM Corp.
2,120,000	5.63%, 08/01/33	1,690,700
8,217,000	8.00%, 03/25/20	8,853,817
4,197,000	8.45%, 06/15/18	4,478,619
	Southwestern Energy Co.
7,408,000	4.10%, 12/15/21 (c) †	6,907,960
1,428,000	5.80%, 12/23/19 (c) †	1,481,550
2,292,000	6.70%, 10/23/24 (c)	2,309,190
	Sprint Capital Corp.
9,221,000	6.88%, 11/15/28	9,520,682
5,843,000	6.90%, 05/01/19	6,252,010
7,713,000	8.75%, 03/15/32	8,869,950
790,000	Sprint Communications, Inc. 9.25%, 04/15/22	946,025
	Talen Energy Supply LLC
2,877,000	4.60%, 09/15/21 (c) †	2,351,947
1,405,000	6.50%, 05/01/18	1,464,713
1,385,000	Tenet Healthcare Corp. 6.88%, 11/15/31	1,127,044
990,000	Toll Brothers Finance Corp. 6.75%, 11/01/19	1,091,475
100,000	TRW Automotive, Inc. 4.45%, 09/01/23 (c) § 144A	99,500
2,150,000	United States Cellular Corp. 6.70%, 12/15/33 †	2,176,875
1,376,000	United States Steel Corp. 6.65%, 06/01/37	1,233,240
	Williams Cos, Inc.
3,389,000	3.70%, 10/15/22 (c)	3,346,637
7,221,000	4.55%, 03/24/24 (c)	7,347,367
4,041,000	5.75%, 12/24/43 (c)	4,111,717
	XPO CNW, Inc.
906,000	6.70%, 05/01/34	747,450
204,000	7.25%, 01/15/18 †	210,346
	Yum! Brands, Inc.
2,213,000	3.75%, 08/01/21 (c) †	2,254,494
3,744,000	3.88%, 08/01/23 (c) †	3,664,440
1,150,000	6.25%, 03/15/18	1,201,750
1,197,000	6.88%, 11/15/37	1,205,978
		411,764,145
Total Corporate Bonds (Cost: $595,371,955)		623,918,020

Number of Shares
MONEY MARKET FUND: 0.6% (Cost: $3,567,359)
3,567,359	Dreyfus Government Cash Management Fund	3,567,359
Total Investments Before Collateral for Securities Loaned: 98.1% (Cost: $598,939,314)		627,485,379

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 8.7%
Repurchase Agreements: 8.7%
$13,292,923	Repurchase agreement dated 1/31/17 with Citigroup Global Markets, Inc., 0.56%, due 2/1/17, proceeds $13,293,130; (collateralized by various U.S. government and agency obligations, 0.88% to 11.50%, due 2/1/17 to 6/1/52, valued at $13,558,782 including accrued interest)	13,292,923
13,292,923	Repurchase agreement dated 1/31/17 with Daiwa Capital Markets America, Inc., 0.58%, due 2/1/17, proceeds $13,293,137; (collateralized by various U.S. government and agency obligations, 0.00% to 8.88%, due 2/16/17 to 9/9/49, valued at $13,558,782 including accrued interest)	13,292,923
13,292,923	Repurchase agreement dated 1/31/17 with HSBC Securities USA, Inc., 0.53%, due 2/1/17, proceeds $13,293,119; (collateralized by various U.S. government and agency obligations, 2.50% to 6.00%, due 10/1/22 to 2/1/47, valued at $13,558,783 including accrued interest)	13,292,923
2,797,620	Repurchase agreement dated 1/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.54%, due 2/1/17, proceeds $2,797,662; (collateralized by various U.S. government and agency obligations, 0.00% to 1.25%, due 11/15/24 to 9/9/49, valued at $2,853,573 including accrued interest)	2,797,620
13,292,923	Repurchase agreement dated 1/31/17 with Nomura Securities International, Inc., 0.55%, due 2/1/17, proceeds $13,293,126; (collateralized by various U.S. government and agency obligations, 0.00% to 7.13%, due 2/10/17 to 12/20/66, valued at $13,558,781 including accrued interest)	13,292,923
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $55,969,312)		55,969,312
Total Investments: 106.8% (Cost: $654,908,626)		683,454,691
Liabilities in excess of other assets: (6.8)%		(43,771,328)
NET ASSETS: 100.0%		$639,683,363

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
†	Security fully or partially on loan. Total market value of securities on loan is $54,047,384.
§	Illiquid Security — the aggregate value of illiquid securities is $99,500 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $88,436,975, or 13.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	24.9%	$155,996,809
Communications	14.7	92,510,364
Consumer, Cyclical	5.6	35,086,006
Consumer, Non-cyclical	3.8	24,042,829
Diversified	0.6	3,927,266
Energy	27.8	174,464,491
Financial	11.6	72,970,747
Industrial	3.4	21,036,421
Technology	5.9	37,306,669
Utilities	1.1	6,576,418
Money Market Fund	0.6	3,567,359
	100.0%	$627,485,379

The summary of inputs used to value the Fund’s investments as of January 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$623,918,020	$—	$623,918,020
Money Market Fund	3,567,359	—	—	3,567,359
Repurchase Agreements	—	55,969,312	—	55,969,312
Total	$3,567,359	$679,887,332	$—	$683,454,691

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2017 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 95.5%
Argentina: 0.9%
USD	2,800	Aeropuertos Argentinia 2000 SA 10.75%, 03/02/17 (c) Reg S	$3,020
	200,000	Arcor SAIC 6.00%, 07/06/20 (c) 144A	209,500
		Pan American Energy LLC
	150,000	7.88%, 05/07/21 Reg S	160,920
	25,000	7.88%, 05/07/21 144A	26,820
	100,000	Petrobras Argentina SA 7.38%, 07/21/20 (c) 144A	101,750
		YPF SA
	375,000	8.50%, 07/28/25 † 144A	395,554
	265,000	8.88%, 12/19/18 † 144A	291,579
			1,189,143
Australia: 0.3%
	100,000	Barminco Finance Pty Ltd. 9.00%, 06/01/18 144A	104,750
	55,000	FMG Resources August 2006 Pty Ltd. 6.88%, 04/01/17 (c) 144A	57,200
EUR	200,000	Origin Energy Finance Ltd. 7.88%, 06/16/18 (c) Reg S	231,422
			393,372
Austria: 1.2%
USD	300,000	JBS Investments GmbH 7.25%, 04/03/19 (c) 144A	316,125
	530,000	JBS USA Finance, Inc. 7.25%, 03/03/17 (c) 144A	550,140
EUR	300,000	Raiffeisen Bank International 4.50%, 02/21/20 (c) Reg S	330,714
	150,000	Telekom Austria AG 5.63%, 02/01/18 (c) Reg S	170,033
	200,000	Wienerberger AG 6.50%, 02/09/21 (c)	229,381
			1,596,393
Barbados: 0.2%
USD	250,000	Columbus International, Inc. 7.38%, 03/30/18 (c) 144A	266,563
Belgium: 0.2%
EUR	200,000	Barry Callebaut Services NV 5.63%, 06/15/21 Reg S	262,022
Bermuda: 0.9%
USD	200,000	China Oil & Gas Group Ltd. 5.25%, 03/03/17 (c) 144A	203,600
	500,000	Digicel Group Ltd. 7.13%, 04/01/17 (c) 144A	402,280
	240,000	Digicel Ltd. 6.00%, 03/03/17 (c) 144A	224,952
	200,000	Inkia Energy Ltd. 8.38%, 03/03/17 (c) 144A	208,000
	225,000	Noble Group Ltd. 6.75%, 01/29/20 † 144A	201,353
			1,240,185
Brazil: 3.3%
	470,000	Banco Bradesco SA 5.90%, 01/16/21 144A	503,605
	380,000	Banco BTG Pactual SA 5.75%, 09/28/22 Reg S	361,141
		Banco do Brasil SA
EUR	500,000	3.75%, 07/25/18 Reg S	559,208
USD	570,000	5.88%, 01/19/23 144A	589,494
	200,000	Banco Votorantim SA 7.38%, 01/21/20 144A	215,000
	275,000	Cent Elet Brasileiras SA 6.88%, 07/30/19 144A	294,250
	1,210,000	Itau Unibanco Holding SA 5.13%, 05/13/23 144A	1,225,125
EUR	200,000	Vale SA 3.75%, 01/10/23	230,028
USD	450,000	Votorantim Cimentos SA 7.25%, 04/05/41 144A	440,955
			4,418,806
British Virgin Islands: 2.2%
	100,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	104,878
	150,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	151,500
	200,000	Greenland Global Investment Ltd. 5.88%, 07/03/24 † Reg S	202,072
	450,000	GTL Trade Finance, Inc. 5.89%, 01/29/24 (c) † 144A	457,875
	200,000	Hanrui Overseas Investment Co. Ltd. 4.90%, 06/28/19 Reg S	196,140
	200,000	Oceanwide Holdings International Co. Ltd. 9.63%, 08/11/18 (c) (p) † Reg S	218,790
	200,000	RKI Overseas Finance 2016 A Ltd. 5.00%, 08/09/19 Reg S	202,015
	200,000	Sparkle Assets Ltd. 6.88%, 03/02/17 (c) Reg S	207,656
	200,000	Star Energy Geothermal Wayang Windu Ltd. 6.13%, 03/28/17 (c) Reg S	206,800
	200,000	Studio City Co. Ltd. 7.25%, 11/30/18 (c) 144A	211,790
	200,000	Studio City Finance Ltd. 8.50%, 03/03/17 (c) † 144A	209,500
	200,000	Wanda Properties International Co. Ltd. 7.25%, 01/29/24 Reg S	216,786
	75,000	Yingde Gases Investment Ltd. 8.13%, 03/03/17 (c) 144A	72,938
	200,000	Zhongrong International Bond Ltd. 6.95%, 06/21/19 Reg S	206,671
			2,865,411
Bulgaria: 0.2%
EUR	200,000	Bulgarian Energy Holding 4.25%, 11/07/18 Reg S	224,645
Canada: 6.7%
USD	320,000	Baytex Energy Corp. 5.63%, 06/01/19 (c) 144A	296,000
		Bombardier, Inc.
EUR	300,000	6.13%, 05/15/21 Reg S	343,659
USD	645,000	6.13%, 01/15/23 144A	633,712
CAD	399,000	7.35%, 12/22/26 144A	301,450
USD	250,000	Brookfield Residential 6.50%, 03/03/17 (c) 144A	258,750
	100,000	Cascades, Inc. 5.50%, 07/15/17 (c) 144A	101,875
	615,000	Cenovus Energy, Inc. 6.75%, 11/15/39	693,006
	400,000	Concordia Healthcare Corp. 9.50%, 12/15/18 (c) 144A	172,000
	200,000	Eldorado Gold Corp. 6.13%, 03/03/17 (c) 144A	205,500
	200,000	Emera Inc. 6.75%, 06/15/26 (c)	219,000
		First Quantum Minerals Ltd.
	221,000	6.75%, 03/03/17 (c) 144A	227,769
	321,000	7.00%, 02/15/18 (c) 144A	330,630
	200,000	Gibson Energy, Inc. 6.75%, 03/03/17 (c) 144A	208,500
CAD	150,000	Great Canadian Gaming Corp. 6.63%, 07/25/17 (c) 144A	121,668
USD	200,000	Iamgold Corp. 6.75%, 03/03/17 (c) 144A	202,500
	250,000	Jupiter Resources, Inc. 8.50%, 10/01/17 (c) † 144A	222,500
	275,000	Kinross Gold Corp. 5.95%, 12/15/23 (c)	289,919
	256,000	Lightstream Resources 8.63%, 03/03/17 (c) (d) * 144A	12,800
	250,000	Lundin Mining Corp. 7.50%, 11/01/17 (c) 144A	266,355
	400,000	MEG Energy Corp. 6.38%, 07/30/17 (c) 144A	374,000
	200,000	New Gold, Inc. 6.25%, 11/15/17 (c) 144A	201,500
	430,000	New Red Finance, Inc. 6.00%, 10/01/17 (c) 144A	449,101
	100,000	Northern Blizzard Resources, Inc. 7.25%, 03/03/17 (c) 144A	101,000
	250,000	NOVA Chemicals Corp. 5.25%, 08/01/18 (c) 144A	259,688
	300,000	Open Text Corp. 5.63%, 01/15/18 (c) 144A	313,500
	280,000	Precision Drilling Corp. 6.50%, 03/03/17 (c)	289,100
		Quebecor Media, Inc.
	140,000	5.75%, 01/15/23	147,175
CAD	335,000	6.63%, 01/15/23 144A	274,938
USD	200,000	Seven Generations Energy Ltd. 8.25%, 03/03/17 (c) 144A	213,250
CAD	200,000	Sobeys, Inc. 4.70%, 05/08/23 (c)	157,771
		Teck Resources Ltd.
USD	100,000	4.75%, 10/15/21 (c) †	103,000
	750,000	6.25%, 01/15/41 (c)	774,375
CAD	104,164	Videotron Ltd. 6.88%, 03/02/17 (c)	82,692
			8,848,683
Cayman Islands: 6.1%
USD	200,000	Agile Group Holdings Ltd. 9.00%, 05/21/18 (c) Reg S	216,981
	200,000	Alpha Star Holding Ltd. 4.97%, 04/09/19 Reg S	199,500
	200,000	Batelco International Finance No. 1 Ltd. 4.25%, 05/01/20 Reg S	201,016
	200,000	CAR, Inc. 6.13%, 02/04/18 (c) 144A	209,500
	200,000	Central China Real Estate 8.00%, 03/02/17 (c) Reg S	208,668
	200,000	CIFI Holdings Group Co. Ltd. 7.75%, 06/05/18 (c) † Reg S	216,218
	540,000	Country Garden Holdings Co. Ltd. 7.50%, 01/10/18 (c) 144A	569,352
	400,000	Evergrande Real Estate Group Ltd. 8.75%, 03/03/17 (c) 144A	413,880
	150,000	Global A&T Electronics Ltd. 10.00%, 03/03/17 (c) 144A	112,875
	200,000	Greenland Hong Kong Holdings Ltd. 3.88%, 07/28/19 Reg S	195,638
	200,000	Grupo Aval Ltd. 4.75%, 09/26/22 144A	201,200
	200,000	Industrial Senior Trust 5.50%, 11/01/22 Reg S	194,586
	200,000	KWG Property Holdings Ltd. 8.98%, 03/02/17 (c) Reg S	210,095
	200,000	Longfor Properties Co. Ltd. 6.75%, 01/29/18 (c) Reg S	212,868
	200,000	MAF Global Securities Ltd. 7.13%, 10/29/18 (c) Reg S	212,630
	200,000	MCE Finance Ltd. 5.00%, 03/03/17 (c) 144A	202,000
	100,000	MIE Holdings Corp. 7.50%, 04/25/17 (c) 144A	75,594
	500,000	Noble Holding International Ltd. 7.20%, 01/01/25 (c) †	497,500
	437,424	Odebrecht Offshore Drilling Finance Ltd. 6.75%, 12/01/21 (c) 144A	148,724
	400,000	Shimao Property Holdings Ltd. 8.38%, 02/10/19 (c) Reg S	448,877
	200,000	Suzano Trading Ltd. 5.88%, 01/23/21 144A	212,500
	200,000	TAM Capital 3, Inc. 8.38%, 03/03/17 (c) 144A	207,500
	235,000	UPCB Finance IV Ltd. 5.38%, 01/15/20 (c) 144A	239,700
		Vale Overseas Ltd.
	885,000	4.38%, 01/11/22 †	894,956
	1,000,000	6.88%, 11/21/36	1,044,000
	260,000	Wynn Macau Ltd. 5.25%, 03/03/17 (c) 144A	266,664
	200,000	Yuzhou Properties Co., Ltd. 8.63%, 03/02/17 (c) Reg S	209,334
			8,022,356
Chile: 0.1%
	200,000	Empresa Electrica Guacolda SA 4.56%, 01/30/25 (c) 144A	187,834
China / Hong Kong: 0.7%
	400,000	Bank of East Asia Ltd. 5.50%, 12/02/20 (c) Reg S	388,574
	400,000	China Cinda Asset Management Co. Ltd. 4.45%, 09/30/21 (c) Reg S	387,264
	200,000	ICBC Asia Ltd. 4.25%, 07/21/21 (c) Reg S	193,643
			969,481
Colombia: 0.8%
	100,000	Banco Davivienda SA 5.88%, 07/09/22 Reg S	106,625
	200,000	Banco de Bogota SA 5.38%, 02/19/23 144A	207,100
		Banco GNB Sudameris SA
	80,000	7.50%, 07/30/22 Reg S	84,800
	50,000	7.50%, 07/30/22 144A	53,000
	250,000	Bancolombia SA 5.13%, 09/11/22	261,250
	365,000	Colombia Telecomunicaciones SA, ESP 5.38%, 09/27/17 (c) Reg S	360,437
			1,073,212
Croatia: 0.1%
	175,000	Agrokor D.D. 8.88%, 03/02/17 (c) Reg S	150,675
Denmark: 0.1%
EUR	150,000	TDC A/S 3.50%, 02/26/21 (c) Reg S	159,258
Finland: 0.6%
USD	334,000	Nokia OYJ 5.38%, 05/15/19	351,117
EUR	200,000	Stora Enso OYJ 5.50%, 03/07/19 Reg S	239,331
USD	210,000	UPM-Kymmene OYJ 7.45%, 11/26/27 144A	262,500
			852,948
France: 6.2%
EUR	200,000	Accor SA 4.12%, 06/30/20 (c) Reg S	223,091
	220,000	BPCE SA 12.50%, 09/30/19 (c) Reg S	305,736
		Casino Guichard Perrachon SA
	300,000	3.25%, 12/07/23 (c) Reg S	359,078
	300,000	4.56%, 01/25/23 Reg S	364,031
	300,000	4.87%, 01/31/19 (c) Reg S	320,563
USD	290,000	Cie Generale de Geophysique Veritas 6.50%, 03/03/17 (c)	130,500
EUR	150,000	CMA CGM SA 7.75%, 01/15/18 (c) Reg S	152,784
		Credit Agricole SA
	350,000	8.20%, 03/31/18 (c)	410,178
USD	100,000	8.38%, 10/13/19 (c) 144A	110,578
EUR	100,000	Europcar Groupe SA 5.75%, 06/15/18 (c) Reg S	113,335
	275,000	Faurecia 3.13%, 06/15/18 (c) Reg S	306,859
	350,000	Groupama SA 7.88%, 10/27/19 (c)	411,565
	200,000	Loxam SAS 4.88%, 07/23/17 (c) 144A	224,207
	100,000	Médi-Partenaires SAS 7.00%, 02/10/17 (c) Reg S	114,135
		NEW Areva Holding SA
	200,000	3.13%, 12/20/22 (c) Reg S	208,819
	100,000	4.38%, 11/06/19	112,097
	200,000	4.88%, 09/23/24	223,104
	100,000	Nexans SA 4.25%, 03/19/18 Reg S	112,922
		Numericable Group SA
	530,000	5.63%, 05/15/19 (c) 144A	606,207
USD	1,200,000	6.00%, 05/15/17 (c) 144A	1,239,000
EUR	310,000	Peugeot SA 7.38%, 03/06/18 Reg S	361,428
USD	198,000	Rexel SA 5.25%, 03/03/17 (c) 144A	204,311
EUR	300,000	Societe Generale SA 9.38%, 09/04/19 (c) Reg S	387,546
	250,000	Solvay Finance, Inc. 4.20%, 05/12/19 (c) Reg S	282,689
USD	200,000	SPCM SA 6.00%, 09/15/17 (c) 144A	208,500
EUR	200,000	Tereos Finance Groupe I SA 4.25%, 03/04/19 (c)	230,950
	200,000	Vallourec SA 3.25%, 08/02/19	223,189
	300,000	Veolia Environnement 4.45%, 04/16/18 (c) Reg S	338,487
			8,285,889
Germany: 2.7%
	200,000	Deutsche Lufthansa AG 5.13%, 02/12/21 (c) Reg S	229,214
	200,000	Hapag-Lloyd AG 7.75%, 03/02/17 (c) Reg S	222,246
	300,000	K+S AG 3.00%, 06/20/22 Reg S	346,825
USD	200,000	Norddeutsche Landesbank Girozentrale 6.25%, 04/10/24 Reg S	191,210
		RWE AG
EUR	225,000	2.75%, 10/21/20 (c) Reg S	233,553
GBP	100,000	7.00%, 03/20/19 (c) Reg S	131,679
EUR	160,000	Techem GmbH 6.13%, 02/10/17 (c) Reg S	179,208
		ThyssenKrupp AG
	300,000	3.13%, 07/25/19 (c) Reg S	344,181
	345,000	4.00%, 08/27/18	394,832
	180,000	Trionista HoldCo GmbH 5.00%, 03/02/17 (c) Reg S	199,593
		Unitymedia Hessen GmbH & Co.
	610,000	4.00%, 01/15/20 (c) Reg S	686,410
	324,000	5.50%, 09/15/17 (c) Reg S	368,848
			3,527,799
India: 0.5%
USD	200,000	Delhi International Airport Pvt Ltd. 6.13%, 02/03/22 Reg S	213,187
	200,000	Syndicate Bank 4.13%, 04/12/18 Reg S	202,760
	200,000	Union Bank of India HK 4.50%, 10/28/19 Reg S	208,092
			624,039
Indonesia: 0.1%
	200,000	Gajah Tunggal Tbk PT 7.75%, 03/03/17 (c) 144A	184,812
Ireland: 4.3%
	200,000	AerCap Ireland Capital Ltd. 4.50%, 05/15/21	208,860
	200,000	AK Transneft OJSC 8.70%, 08/07/18 144A	218,656
	360,000	Alfa Bank 7.75%, 04/28/21 Reg S	408,447
EUR	200,000	Allied Irish Banks Plc 2.75%, 04/16/19 Reg S	228,368
		Ardagh Packaging Finance Plc
	815,000	4.25%, 06/30/17 (c) Reg S	908,251
USD	400,000	4.63%, 05/15/19 (c) 144A	405,250
EUR	200,000	Bank of Ireland 4.25%, 06/11/19 (c) Reg S	223,767
	400,000	Gazprombank OJSC 4.00%, 07/01/19 Reg S	452,791
USD	180,000	Grifols Worldwide Operations Ltd. 5.25%, 04/01/17 (c)	187,693
	200,000	Metalloinvest Finance Ltd. 5.63%, 04/17/20 144A	210,100
	250,000	Mobile Telesystems OJSC 5.00%, 05/30/23 144A	258,164
	400,000	Nomos Bank 7.25%, 04/25/18 144A	414,200
	310,000	Rosneft Oil Co. 4.20%, 03/06/22 144A	306,657
	675,000	Russian Railways 5.70%, 04/05/22 Reg S	722,392
	200,000	Sibur Securities Ltd. 3.91%, 01/31/18 144A	202,500
EUR	306,000	Smurfit Kappa Acquisitions 5.13%, 06/15/18 (c) Reg S	353,016
			5,709,112
Italy: 6.7%
	100,000	Astaldi SpA 7.13%, 03/02/17 (c) Reg S	113,106
	100,000	Autostrada Brescia Verona Vicenza Padova SpA 2.38%, 03/20/20 Reg S	113,064
	200,000	Banca Monte dei Paschi di Siena SpA 3.63%, 04/01/19 Reg S	212,358
		Banco Popolare SC
	400,000	3.50%, 03/14/19 Reg S	447,017
	300,000	6.00%, 11/05/20 Reg S	340,395
	175,000	Buzzi Unicem SpA 6.25%, 09/28/18 Reg S	207,908
		Enel SpA
	500,000	6.50%, 01/10/19 (c) Reg S	582,564
USD	200,000	8.75%, 09/24/23 (c) 144A	228,500
		Intesa Sanpaolo SpA
EUR	250,000	5.00%, 09/23/19 Reg S	291,851
	300,000	6.63%, 09/13/23 Reg S	377,721
	200,000	8.05%, 06/20/18 (c)	231,326
	600,000	8.38%, 10/14/19 (c) Reg S	734,660
		Leonardo Finmeccanica SpA
	100,000	4.38%, 12/05/17	112,868
	167,000	4.88%, 03/24/25	215,188
GBP	175,000	8.00%, 12/16/19	258,101
EUR	200,000	Mediobanca SpA 5.00%, 11/15/20	238,540
	200,000	Salini Impregilo SpA 3.75%, 06/24/21 Reg S	230,135
		Telecom Italia SpA
	950,000	5.25%, 02/10/22 † Reg S	1,186,788
USD	150,000	5.30%, 05/30/24 144A	151,388
EUR	100,000	5.38%, 01/29/19 Reg S	118,830
GBP	650,000	6.38%, 06/24/19	892,080
		UniCredit SpA
EUR	300,000	5.75%, 10/28/20 (c) Reg S	344,081
	150,000	6.70%, 06/05/18 Reg S	173,363
	500,000	6.95%, 10/31/22 Reg S	619,520
	200,000	Unipol Gruppo Finanziario SpA 3.00%, 03/18/25 Reg S	210,748
	200,000	UnipolSai SpA 5.75%, 06/18/24 (c) Reg S	208,699
			8,840,799
Japan: 0.8%
USD	1,050,000	SoftBank Corp. 4.50%, 04/15/20 144A	1,078,875
Kazakhstan: 0.9%
	200,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 01/28/21 144A	215,000
	650,000	KazMunayGas National Co. JSC 6.38%, 04/09/21 144A	709,891
	200,000	Zhaikmunai International BV 7.13%, 03/03/17 (c) 144A	198,000
			1,122,891
Luxembourg: 15.1%
	200,000	Accudyne Industries Borrower 7.75%, 03/03/17 (c) 144A	171,000
	200,000	Albea Beauty Holdings SA 8.38%, 03/03/17 (c) 144A	208,000
	220,000	Alrosa Finance SA 7.75%, 11/03/20 144A	249,741
		Altice Financing SA
EUR	200,000	5.25%, 02/15/18 (c) Reg S	229,921
USD	565,000	6.63%, 02/15/18 (c) 144A	593,250
	350,000	9.88%, 03/03/17 (c) 144A	369,687
	970,000	Altice SA 7.75%, 05/15/17 (c) 144A	1,031,837
		ArcelorMittal
EUR	250,000	3.00%, 04/09/21 Reg S	284,886
USD	85,000	7.25%, 02/25/22 (s) †	96,263
	375,000	7.75%, 03/01/41 (s) †	409,687
	380,000	8.00%, 10/15/39 (s)	424,650
	340,000	10.85%, 06/01/19 (s)	400,775
GBP	100,000	Cabot Financial Luxembourg SA 6.50%, 04/01/17 (c) Reg S	128,666
USD	200,000	Consolidated Energy Finance SA 6.75%, 03/03/17 (c) 144A	201,500
	200,000	Cosan Luxembourg SA 7.00%, 01/20/22 (c) † 144A	208,760
		CSN Resources SA
	220,000	6.50%, 07/21/20 Reg S	186,644
	200,000	6.50%, 07/21/20 144A	169,676
EUR	275,000	Dufry Finance SCA 4.50%, 07/15/17 (c) Reg S	312,126
		Evraz Group SA
USD	300,000	6.50%, 04/22/20 Reg S	319,125
	180,000	6.50%, 04/22/20 144A	191,475
		Fiat Chrysler Finance Europe
EUR	755,000	4.75%, 07/15/22 Reg S	893,931
	250,000	6.63%, 03/15/18 Reg S	287,392
	650,000	Fiat Industrial Finance Europe SA 6.25%, 03/09/18 Reg S	746,977
	100,000	Galapagos SA 5.38%, 06/15/17 (c) 144A	106,860
	300,000	Garfunkelux Holdco 3 SA 7.50%, 08/01/18 (c) Reg S	337,178
		Gazprom Neft OAO
USD	350,000	4.38%, 09/19/22 144A	349,979
	200,000	6.00%, 11/27/23 144A	214,488
		Gazprom OAO
	1,240,000	4.95%, 07/19/22 144A	1,279,310
	400,000	9.25%, 04/23/19 (p) 144A	454,484
	780,000	Gazprom PAO 7.29%, 08/16/37 144A	898,365
		Ineos Group Holdings SA
EUR	400,000	5.75%, 03/01/17 (c) 144A	440,710
	100,000	5.75%, 03/01/17 (c) Reg S	110,177
USD	95,000	International Automotive Components Group SA 9.13%, 03/03/17 (c) 144A	95,713
EUR	150,000	Intralot Capital Luxembourg SA 6.00%, 05/15/17 (c) Reg S	163,030
	200,000	Matterhorn Telecom SA 3.88%, 05/01/18 (c) Reg S	222,343
USD	120,000	MHP SA 8.25%, 04/02/20 144A	118,665
	300,000	Millicom International Cellular 6.63%, 10/15/17 (c) 144A	314,625
		Minerva Luxembourg SA
	200,000	6.50%, 09/20/21 (c) 144A	199,500
	150,000	12.25%, 02/10/17 (c) Reg S	160,500
	330,000	MOL Group Finance SA 6.25%, 09/26/19 Reg S	358,882
	200,000	OAO TMK 6.75%, 04/03/20 Reg S	209,625
	200,000	Offshore Drilling Holding SA 8.38%, 09/20/17 (c) 144A	91,500
EUR	300,000	Play Finance 2 SA 5.25%, 02/10/17 (c) Reg S	329,641
USD	300,000	Puma International Financing SA 6.75%, 03/02/17 (c) Reg S	311,850
	300,000	Rosneft Finance SA 7.88%, 03/13/18 144A	317,265
	310,000	Russian Agricultural Bank OJSC 5.30%, 12/27/17 144A	316,733
		Sberbank of Russia
	460,000	5.13%, 10/29/22 144A	470,275
	200,000	5.18%, 06/28/19 Reg S	210,444
	290,000	6.13%, 02/07/22 144A	316,310
EUR	300,000	SES SA 4.63%, 01/02/22 (c) Reg S	330,840
	150,000	Swissport Investments SA 6.75%, 06/15/18 (c) Reg S	176,492
	100,000	Takko Luxembourg 2 SCA 9.88%, 02/10/17 (c) Reg S	94,767
	470,000	Telecom Italia Finance SA 7.75%, 01/24/33	652,628
	250,000	Telenet Finance V Luxembourg SCA 6.25%, 08/15/17 (c) Reg S	286,729
USD	100,000	Tonon Luxembourg SA 1.05%, 05/14/17 (c) (d) * 144A	44,375
		VTB Bank OJSC
	110,000	6.88%, 05/29/18 (p) 144A	115,500
	400,000	6.95%, 10/17/22 144A	434,000
		Wind Acquisition Finance SA
EUR	100,000	4.00%, 02/10/17 (c) Reg S	110,155
	200,000	4.00%, 02/10/17 (c) 144A	220,310
USD	400,000	6.50%, 03/03/17 (c) 144A	416,000
	585,000	7.38%, 04/23/17 (c) 144A	609,804
			20,006,021
Marshall Islands: 0.1%
	100,000	Teekay Corp. 8.50%, 01/15/20 †	99,000
Mauritius: 0.2%
	300,000	MTN Mauritius Investments Ltd. 4.76%, 11/11/24 144A	283,500
Mexico: 0.7%
	200,000	BBVA Bancomer SA 7.25%, 04/22/20 144A	218,500
	114,000	Grupo Elektra SAB de CV 7.25%, 02/20/17 (c) Reg S	116,582
	170,000	Tenedora Nemak SA 5.50%, 02/28/18 (c) 144A	168,079
	200,000	TV Azteca SAB de CV 7.63%, 09/18/17 (c) Reg S	175,000
	200,000	Unifin Financiera SA de CV 7.25%, 09/27/20 (c) 144A	195,000
			873,161
Netherlands: 10.4%
	200,000	Access Finance BV 7.25%, 07/25/17 144A	202,500
	200,000	Cimpor Financial Operations BV 5.75%, 07/17/19 (c) † 144A	175,400
EUR	310,000	Constellium NV 4.63%, 05/15/17 (c) Reg S	331,751
USD	200,000	EA Partners I BV 6.88%, 09/28/20 † Reg S	198,970
	200,000	FBN Finance Co. BV 8.00%, 07/23/19 (c) 144A	167,500
EUR	320,000	Fiat Chrysler Automobiles NV 3.75%, 03/29/24 Reg S	359,225
	300,000	Gas Natural Fenosa Finance BV 4.13%, 11/18/22 (c) Reg S	329,877
	150,000	Grupo Antolin Dutch BV 5.13%, 06/30/18 (c) Reg S	174,463
USD	200,000	GTB Finance BV 6.00%, 11/08/18 144A	202,840
	300,000	Indo Energy Finance II BV 6.38%, 01/24/18 (c) 144A	231,667
	230,000	InterGen NV 7.00%, 06/30/18 (c) 144A	211,025
	250,000	Kazakhstan Temir Zholy Finance BV 6.95%, 07/10/42 144A	253,125
GBP	349,000	Koninklijke KPN NV 6.88%, 03/14/20 (c) Reg S	476,508
EUR	250,000	LGE HoldCo VI BV 7.13%, 05/15/19 (c) Reg S	308,824
USD	575,000	Majapahit Holding BV 7.75%, 01/20/20 144A	646,587
	400,000	Marfrig Holding Europe BV 8.00%, 06/08/19 (c) 144A	422,500
	770,000	NXP BV / NXP Funding LLC 5.75%, 03/15/18 (c) 144A	812,350
		Petrobras Global Finance BV
EUR	250,000	2.75%, 01/15/18	274,904
	1,000,000	3.25%, 04/01/19 Reg S	1,128,494
USD	550,000	4.38%, 05/20/23	508,750
	575,000	7.88%, 03/15/19	629,050
	1,430,000	Petrobras International Finance Co. 5.38%, 01/27/21	1,442,941
EUR	160,000	Portugal Telecom International Finance BV 4.63%, 05/08/20 Reg S	59,672
	300,000	Repsol International Finance BV 3.88%, 03/25/21 (c) Reg S	326,034
	200,000	Saipem Finance International BV 3.75%, 09/08/23 Reg S	226,597
USD	200,000	Samvardhana Motherson Automotive Systems Group BV 4.88%, 06/16/19 (c) † Reg S	204,375
		Schaeffler Finance BV
EUR	250,000	3.50%, 05/15/17 (c) 144A	277,537
	150,000	3.50%, 05/15/17 (c) Reg S	166,522
USD	500,000	4.25%, 05/15/17 (c) 144A	512,500
EUR	400,000	SNS Bank NV 11.25%, 11/27/19 (c) (d) * Reg S	15,130
	700,000	Telefonica Europe BV 6.50%, 09/18/18 (c) Reg S	810,973
	150,000	UPC Holding BV 6.38%, 09/15/17 (c) Reg S	172,083
		VimpelCom Holdings BV
USD	640,000	5.95%, 02/13/23 144A	671,168
	50,000	6.25%, 03/01/17 Reg S	50,172
	100,000	6.25%, 03/01/17 144A	100,344
	240,000	VTR Finance BV 6.88%, 01/15/19 (c) 144A	252,600
	500,000	Ziggo Secured Finance BV 5.50%, 01/15/22 (c) 144A	499,375
			13,834,333
Norway: 0.2%
EUR	200,000	Lock AS 7.00%, 08/15/17 (c) Reg S	230,459
	130,000	Norske Skog Holding AS 8.00%, 02/24/18 (c) 144A	83,592
			314,051
Peru: 0.2%
USD	200,000	Cia Minera Ares SAC 7.75%, 01/23/18 (c) 144A	215,200
	97,000	Corp. Azucarera del Peru SA 6.38%, 08/02/17 (c) 144A	96,467
			311,667
Russia: 0.0%
	189,963	Ukrlandfarming Plc 10.88%, 03/26/18 * 144A	61,144
Singapore: 0.3%
	350,000	ABJA Investment Co. Pte Ltd. 5.95%, 07/31/24 Reg S	358,750
	150,000	Bakrie Telecom Pte Ltd. 11.50%, 05/07/15 (d) (e) * Reg S	4,125
			362,875
South Africa: 0.4%
EUR	200,000	Edcon Pty Ltd. 9.50%, 03/02/17 (c) (d) * Reg S	21,052
		Eskom Holdings SOC Ltd.
USD	100,000	5.75%, 01/26/21 † 144A	99,910
	465,000	6.75%, 08/06/23 144A	470,732
			591,694
South Korea: 0.1%
	100,000	Woori Bank Co. Ltd. 6.21%, 05/02/17 (c) 144A	101,030
Spain: 1.1%
	190,000	Abengoa Finance SAU 8.88%, 11/01/17 (d) * Reg S	9,500
EUR	100,000	Abengoa SA 8.50%, 03/31/16 (d) *	4,825
	200,000	Banco de Sabadell SA 5.63%, 05/06/26 Reg S	233,661
	400,000	Bankia SA 3.50%, 01/17/19 Reg S	460,203
	50,000	Bankinter SA 6.38%, 09/11/19 Reg S	61,707
	100,000	BPE Financiaciones SA 2.50%, 02/01/17	108,075
	200,000	CaixaBank SA 5.00%, 11/14/18 (c) Reg S	228,436
	300,000	Cellnex Telecom SAU 3.13%, 07/27/22 Reg S	345,170
		Grupo Isolux Corsan SA
	302	0.25%, 03/02/17 (c) (s) §	20
	56,417	3.00%, 03/02/17 (c) (s) §	29,144
			1,480,741
Sri Lanka: 0.3%
USD	200,000	Bank of Ceylon 5.33%, 04/16/18 Reg S	203,000
	200,000	National Savings Bank 8.88%, 09/18/18 144A	213,600
			416,600
Sweden: 0.6%
EUR	200,000	Stena AB 6.13%, 02/01/17 Reg S	216,169
	150,000	Verisure Holding AB 6.00%, 11/01/18 (c) Reg S	177,199
	300,000	Volvo Treasury AB 4.20%, 06/10/20 (c) Reg S	339,274
			732,642
Turkey: 2.2%
USD	400,000	Akbank TAS 4.00%, 01/24/20 144A	391,281
	200,000	Arcelik AS 5.00%, 04/03/23 144A	190,266
	200,000	TC Ziraat Bankasi AS 4.25%, 07/03/19 144A	198,500
	200,000	Tupras Turkiye Petrol Rafinerileri AS 4.13%, 05/02/18 144A	201,118
	300,000	Turkiye Halk Bankasi AS 3.88%, 02/05/20 144A	284,411
		Turkiye Is Bankasi SA
	400,000	5.00%, 04/30/20 144A	392,780
	425,000	6.00%, 10/24/22 144A	408,531
		Turkiye Vakiflar Bankasi Tao
	400,000	3.75%, 04/15/18 144A	396,774
	200,000	6.00%, 11/01/22 144A	188,290
	270,000	Yapi ve Kredi Bankasi A/S 5.50%, 12/06/22 144A	252,059
			2,904,010
United Kingdom: 11.2%
	195,167	Afren Plc 6.63%, 12/09/17 (c) (d) * 144A	1,015
		Algeco Scotsman Global Finance Plc
	100,000	8.50%, 03/03/17 (c) 144A	94,500
	250,000	10.75%, 03/03/17 (c) 144A	191,250
		Anglo American Capital Plc
EUR	825,000	2.50%, 04/29/21 Reg S	933,075
USD	100,000	2.63%, 09/27/17 144A	100,175
	400,000	4.88%, 05/14/25 144A	407,000
		AngloGold Ashanti Holdings Plc
	175,000	5.13%, 08/01/22 †	181,738
	137,000	5.38%, 04/15/20	143,782
GBP	100,000	Arqiva Broadcast Finance Plc 9.50%, 03/31/17 (c) Reg S	134,114
	35,226	Bakkavor Finance 2 Plc 8.25%, 03/02/17 (c) Reg S	44,700
		Barclays Bank Plc
EUR	150,000	4.75%, 03/15/20 (c) Reg S	154,106
GBP	450,000	14.00%, 06/15/19 (c) Reg S	697,053
	200,000	Boparan Finance Plc 5.50%, 07/15/17 (c) Reg S	247,277
USD	200,000	CEVA Group Plc 7.00%, 03/01/17 (c) 144A	174,000
GBP	149,000	Co-operative Group Holdings Ltd. 6.88%, 07/08/20 (s) Reg S	213,017
	100,000	Elli Finance UK Plc 8.75%, 03/02/17 (c) Reg S	122,510
	193,000	Enterprise Inns 6.50%, 12/06/18	263,315
	255,000	HBOS Capital Funding LP 6.46%, 11/30/18 (c) Reg S	338,581
	100,000	Heathrow Finance Plc 7.13%, 03/01/17 Reg S	126,543
USD	200,000	Inmarsat Finance Plc 4.88%, 05/15/17 (c) 144A	197,000
EUR	150,000	International Personal Finance Plc 5.75%, 04/07/21 Reg S	128,549
GBP	150,000	Iron Mountain Europe Plc 6.13%, 09/15/17 (c) Reg S	201,708
	530,000	Jaguar Land Rover Plc 5.00%, 02/15/22 144A	727,538
USD	300,000	KCA Deutag Finance Plc 7.25%, 05/15/17 (c) 144A	287,250
GBP	100,000	Ladbrokes Group Finance Plc 5.13%, 09/16/22 Reg S	127,896
EUR	250,000	Lincoln Finance Ltd. 6.88%, 04/15/18 (c) Reg S	292,161
USD	400,000	Lloyds TSB Bank Plc 12.00%, 12/16/24 (c) 144A	531,000
		Lynx I Corp.
GBP	82,036	6.00%, 02/02/17 (c) 144A	107,592
	290,909	6.00%, 02/02/17 (c) Reg S	381,533
	200,000	Lynx II Corp. 7.00%, 04/15/18 (c) 144A	271,574
	100,000	Matalan Finance Plc 6.88%, 02/10/17 (c) 144A	106,089
	100,000	New Look Secured Issuer Plc 6.50%, 06/24/18 (c) Reg S	114,305
	150,000	Old Mutual Plc 8.00%, 06/03/21 Reg S	219,270
EUR	300,000	OTE Plc 3.50%, 07/09/20 Reg S	327,660
USD	200,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	209,647
EUR	100,000	PPC Finance Plc 5.50%, 02/10/17 (c) Reg S	91,853
GBP	100,000	Premier Foods Investments Plc 6.50%, 03/15/17 (c) Reg S	124,552
		Royal Bank of Scotland Group Plc
EUR	300,000	3.62%, 03/25/19 (c) Reg S	328,826
USD	300,000	5.13%, 05/28/24	299,575
	225,000	6.13%, 12/15/22	237,636
EUR	550,000	6.93%, 04/09/18	638,365
USD	200,000	Standard Chartered Plc 7.01%, 07/30/37 (c) 144A	211,750
GBP	100,000	Stonegate Pub Company Financing Plc 5.75%, 03/02/17 (c) Reg S	128,886
	100,000	Stretford 79 Plc 6.75%, 07/15/19 (c) Reg S	128,592
EUR	200,000	Synlab Bondco Plc 6.25%, 07/01/18 (c) Reg S	236,230
	900,000	Tesco Corporate Treasury Services Plc 1.38%, 07/01/19 Reg S	991,153
		Tesco Plc
GBP	70,000	6.13%, 02/24/22	100,667
USD	100,000	6.15%, 11/15/37 144A	99,839
GBP	100,000	Thames Water Kemble Finance Plc 7.75%, 04/01/19 Reg S	141,710
EUR	200,000	Thomas Cook Finance Plc 6.75%, 01/15/18 (c) Reg S	228,822
GBP	100,000	Travis Perkins Plc 4.38%, 09/15/21 Reg S	131,856
USD	250,000	Tullow Oil Plc 6.00%, 02/13/17 (c) 144A	238,125
GBP	100,000	Twinkle Pizza Plc 6.63%, 08/01/17 (c) Reg S	128,317
USD	595,000	Vedanta Resources Plc 6.00%, 01/31/19 144A	609,875
	220,000	Virgin Media Finance Plc 4.88%, 02/15/22	198,000
GBP	325,000	Virgin Media Secured Finance Plc 4.88%, 01/15/21 (c) Reg S	406,638
	100,000	Voyage Care Bondco Plc 6.50%, 03/02/17 (c) Reg S	128,509
	125,000	William Hill Plc 4.25%, 06/05/20 Reg S	163,334
			14,791,633
United States: 4.2%
USD	300,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/29	314,370
	325,000	Ashtead Capital, Inc. 6.50%, 07/15/17 (c) 144A	341,656
	110,000	Calfrac Holdings LP 7.50%, 03/03/17 (c) 144A	102,850
	77,272	CEDC Finance Corporation International, Inc. 10.00%, 03/03/17 (c)	23,954
		Cemex Finance LLC
	550,000	6.00%, 04/01/19 (c) † 144A	566,500
	625,000	9.38%, 10/12/17 (c) 144A	682,000
	200,000	Cott Beverages, Inc. 5.38%, 07/01/17 (c)	205,550
EUR	160,000	Deutsche Bank Contingent Capital Trust IV 8.00%, 05/15/18 (c) Reg S	182,429
USD	630,000	Fresenius Medical Care US Finance, Inc. 5.75%, 02/15/21 144A	683,550
	355,000	RBS Capital Trust II 6.43%, 01/03/34 (c)	360,325
	880,000	Reynolds Group Issuer, Inc. 5.75%, 03/03/17 (c)	907,130
	386,394	Rio Oil Finance Trust 9.25%, 07/06/24 144A	381,564
	800,000	ZF North America Capital, Inc. 4.50%, 04/29/22 144A	824,000
			5,575,878
Venezuela: 1.4%
		Petroleos de Venezuela SA
	285,000	5.38%, 04/12/27 Reg S	108,300
	345,000	5.50%, 04/12/37 Reg S	131,963
	400,000	6.00%, 05/16/24 144A	162,000
	153,333	8.50%, 11/02/17 Reg S	134,013
	76,667	8.50%, 11/02/17 144A	67,007
	200,000	8.50%, 10/27/20 144A	155,500
	90,000	9.00%, 11/17/21 Reg S	51,638
	975,000	9.00%, 11/17/21 144A	559,406
	375,000	9.75%, 05/17/35 144A	190,706
	465,000	12.75%, 02/17/22 144A	310,387
			1,870,920
Total Corporate Bonds (Cost: $131,401,257)			126,706,103
GOVERNMENT OBLIGATIONS: 1.1%
Azerbaijan: 0.3%
USD	400,000	State Oil Company of the Azerbaijan Republic 4.75%, 03/13/23 Reg S	387,730
Costa Rica: 0.2%
	200,000	Instituto Costarricense de Electricidad 6.95%, 11/10/21 Reg S	210,722
Trinidad and Tobago: 0.2%
	217,708	Petroleum Co. of Trinidad & Tobago Ltd. 6.00%, 05/08/22 144A	212,810
Turkey: 0.3%
	400,000	Export Credit Bank of Turkey 5.88%, 04/24/19 Reg S	411,152
United Kingdom: 0.1%
	200,000	Ukreximbank 9.75%, 01/22/25 144A	192,500
Total Government Obligations (Cost: $1,409,206)			1,414,914

Number of Shares
COMMON STOCK: 0.0% (Cost: $5,626)
United States: 0.0%
988	Tervita Corp. * § #	5,625
WARRANTS: 0.0% (Cost: $10,977)
Spain: 0.0%
138	Grupo Isolux Corsan SA
	Warrants ($0.00 expiring 12/30/21) * § #	746
MONEY MARKET FUND: 1.6% (Cost: $2,097,364)
2,097,364	Dreyfus Government Cash Management Fund	2,097,364
Total Investments Before Collateral for Securities Loaned: 98.2% (Cost: $134,924,430)		130,224,752

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 5.2%
Repurchase Agreements: 5.2%
USD	1,644,349	Repurchase agreement dated 1/31/17 with Citigroup Global Markets, Inc., 0.56%, due 2/1/17, proceeds $1,644,375; (collateralized by various U.S. government and agency obligations, 0.88% to 11.50%, due 2/1/17 to 6/1/52, valued at $1,677,236 including accrued interest)	1,644,349
	1,644,349	Repurchase agreement dated 1/31/17 with Daiwa Capital Markets America, Inc., 0.58%, due 2/1/17, proceeds $1,644,375; (collateralized by various U.S. government and agency obligations, 0.00% to 8.88%, due 2/16/17 to 9/9/49, valued at $1,677,236 including accrued interest)	1,644,349
	1,644,349	Repurchase agreement dated 1/31/17 with HSBC Securities USA, Inc., 0.52%, due 2/1/17, proceeds $1,644,373; (collateralized by various U.S. government and agency obligations, 0.63% to 6.25%, due 6/30/17 to 2/15/46, valued at $1,677,240 including accrued interest)	1,644,349
	340,028	Repurchase agreement dated 1/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.54%, due 2/1/17, proceeds $340,033; (collateralized by various U.S. government and agency obligations, 0.00% to 1.25%, due 11/15/24 to 9/9/49, valued at $346,829 including accrued interest)	340,028
	1,644,349	Repurchase agreement dated 1/31/17 with Nomura Securities International, Inc., 0.55%, due 2/1/17, proceeds $1,644,374; (collateralized by various U.S. government and agency obligations, 0.00% to 7.13%, due 2/10/17 to 12/20/66, valued at $1,677,236 including accrued interest)	1,644,349
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $6,917,424)			6,917,424
Total Investments: 103.4% (Cost: $141,841,854)			137,142,176
Liabilities in excess of other assets: (3.4)%			(4,466,046)
NET ASSETS: 100.0%			$132,676,130

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(e)	Security in principal default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,607,113.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $6,371 which represents 0.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $35,535 which represents 0.03% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $56,697,915, or 42.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	12.0%	$15,689,226
Communications	16.7	21,732,516
Consumer, Cyclical	8.9	11,605,483
Consumer, Non-cyclical	8.0	10,452,351
Diversified	0.8	1,026,556
Energy	13.5	17,588,415
Financial	25.2	32,760,993
Government	1.1	1,414,914
Industrial	7.5	9,793,141
Technology	0.9	1,125,850
Utilities	3.8	4,937,943
Money Market Fund	1.6	2,097,364
	100.0%	$130,224,752

The summary of inputs used to value the Fund’s investments as of January 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$126,706,103	$—	$126,706,103
Government Obligations*	—	1,414,914	—	1,414,914
Common Stock*	—	—	5,625	5,625
Warrants*	—	—	746	746
Money Market Fund	2,097,364	—	—	2,097,364
Repurchase Agreements	—	6,917,424	—	6,917,424
Total	$2,097,364	$135,038,441	$6,371	$137,142,176

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2017.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended January 31, 2017:

	Warrants	Common Stock
	Spain	United States
Balance as of April 30, 2016	$—	$—
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(10,231)	(1)
Purchases	10,977	5,626
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of January 31, 2017	$746	$5,625

See Notes to Schedules of Investments

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

January 31, 2017 (unaudited)

Principal Amount		Value
FLOATING RATE NOTES: 99.5%
Australia: 7.1%
	Australia & New Zealand Banking Group Ltd.
$325,000	1.47%, 05/15/18	$326,321
600,000	1.66%, 09/23/19 144A	601,463
250,000	1.66%, 11/16/18 144A	251,458
	Commonwealth Bank of Australia
1,020,000	1.35%, 03/12/18 144A	1,021,324
282,000	1.52%, 11/07/19 144A	282,356
550,000	1.78%, 09/06/21 144A	552,303
600,000	Macquarie Bank Ltd. 1.79%, 03/24/17 144A	600,505
	National Australia Bank Ltd.
200,000	1.28%, 06/30/17 144A	200,143
750,000	1.80%, 01/14/19 144A	753,911
1,950,000	Westpac Banking Corp. 1.76%, 08/19/21	1,958,048
		6,547,832
British Virgin Islands: 0.4%
	Sinopec Group Overseas Development 2014 Ltd.
180,000	1.79%, 04/10/17 144A	180,014
200,000	1.93%, 04/10/19 144A	200,799
		380,813
Canada: 3.5%
	Bank of Montreal
160,000	1.65%, 07/31/18	160,639
115,000	1.73%, 08/27/21	115,449
515,000	Bank of Nova Scotia 1.85%, 01/15/19	520,262
900,000	Royal Bank of Canada 1.47%, 03/06/20	898,366
	Toronto-Dominion Bank
1,015,000	1.59%, 04/30/18 †	1,018,939
100,000	1.88%, 01/22/19	100,846
450,000	2.01%, 04/07/21	456,325
		3,270,826
China / Hong Kong: 0.2%
150,000	Industrial & Commercial Bank of China Ltd. 2.09%, 11/13/17	150,238
Denmark: 0.3%
300,000	Danske Bank A/S 1.53%, 09/06/19 144A	300,210
France: 1.4%
650,000	Credit Agricole SA 1.82%, 04/15/19 144A	652,882
500,000	Societe Generale SA 2.34%, 04/08/21 144A	508,607
150,000	Total Capital International SA 1.45%, 08/10/18	150,745
		1,312,234
Germany: 0.4%
	Deutsche Bank AG
100,000	1.58%, 02/13/18	99,712
250,000	2.79%, 05/10/19	253,614
		353,326
Guernsey: 0.8%
750,000	Credit Suisse Group Funding Guernsey Ltd. 3.31%, 04/16/21	778,809
Japan: 6.4%
	Mitsubishi UFJ Financial Group, Inc.
1,000,000	2.02%, 09/13/21	1,005,072
550,000	2.81%, 03/01/21	569,884
360,000	Mizuho Bank Ltd. 1.64%, 03/26/18 144A	360,084
1,450,000	Mizuho Financial Group, Inc. 2.10%, 09/13/21	1,458,287
	Sumitomo Mitsui Banking Corp.
100,000	1.25%, 05/02/17	100,072
350,000	1.60%, 01/16/18	350,484
1,152,000	2.13%, 07/14/21	1,157,509
125,000	2.16%, 10/19/21	126,301
300,000	Sumitomo Mitsui Trust Bank Ltd. 1.93%, 10/18/19 144A	300,933
480,000	The Bank of Tokyo-Mitsubishi UFJ Ltd. 1.49%, 03/05/18 144A	480,099
		5,908,725
Luxembourg: 0.6%
575,000	Actavis Funding SCS 2.21%, 03/12/20	586,573
Mexico: 0.7%
600,000	Petroleos Mexicanos 4.61%, 03/11/22 144A	624,000
Netherlands: 2.5%
400,000	ING Bank NV 2.13%, 03/22/19 144A	405,139
450,000	Mondelez International Holdings Netherlands BV 1.65%, 10/28/19 144A	451,691
400,000	Nederlandse Waterschapsbank NV 1.05%, 02/14/18 144A	400,726
1,049,000	Shell International Finance BV 1.35%, 05/11/20	1,050,758
		2,308,314
Norway: 0.5%
	Statoil ASA
341,000	1.20%, 05/15/18	341,712
125,000	1.34%, 11/08/18	125,736
		467,448
Singapore: 0.5%
500,000	DBS Group Holdings Ltd. 1.52%, 07/16/19 144A	499,899
South Korea: 0.2%
180,000	Hyundai Capital Services, Inc. 1.79%, 03/18/17 144A	179,999
Sweden: 0.9%
250,000	Nordea Bank AB 1.36%, 04/04/17 144A	250,148
600,000	Svenska Handelsbanken AB 1.44%, 09/06/19	600,642
		850,790
Switzerland: 2.2%
590,000	Credit Suisse 1.43%, 05/26/17	590,264
	UBS AG
900,000	1.54%, 08/14/19	904,033
540,000	1.70%, 03/26/18	542,522
		2,036,819
United Kingdom: 6.3%
950,000	Barclays Plc 2.99%, 08/10/21	985,714
300,000	BAT International Finance Plc 1.47%, 06/15/18 144A	300,364
220,000	BP Capital Markets Plc 1.63%, 09/26/18	220,851
400,000	HSBC Bank Plc 1.55%, 05/15/18 144A	401,122
	HSBC Holdings Plc
1,150,000	2.50%, 01/05/22	1,176,667
900,000	2.59%, 05/25/21	924,917
600,000	3.19%, 03/08/21	628,539
400,000	Standard Chartered Plc 2.04%, 08/19/19 144A	401,937
755,000	UBS Group Funding Jersey Ltd. 2.42%, 02/01/22 144A	770,089
		5,810,200
United States: 64.6%
	American Express Credit Corp.
1,325,000	1.54%, 03/18/19	1,329,098
50,000	2.01%, 08/14/20 (c)	50,849
	American Honda Finance Corp.
500,000	1.19%, 11/19/18	500,817
250,000	1.26%, 12/11/17	250,357
340,000	Anheuser-Busch InBev Finance, Inc. 2.15%, 02/01/21	346,056
	Apple, Inc.
720,000	1.13%, 05/03/18	722,128
654,000	1.14%, 02/07/20	656,575
750,000	1.18%, 05/06/19	754,844
275,000	2.05%, 02/23/21	283,998
649,000	AT&T, Inc. 1.93%, 06/30/20	657,320
	Bank of America Corp.
750,000	1.87%, 04/01/19	754,245
900,000	2.06%, 01/15/19	908,087
500,000	2.22%, 10/21/21 (c) †	506,806
	Berkshire Hathaway Finance Corp.
300,000	1.32%, 01/12/18	300,954
200,000	1.65%, 03/15/19	202,244
	Chevron Corp.
140,000	1.08%, 11/15/17	140,114
410,000	1.10%, 03/02/18	409,782
	Cisco Systems, Inc.
505,000	1.22%, 03/03/17	505,127
128,000	1.27%, 06/15/18	128,420
200,000	1.34%, 09/20/19	200,646
433,000	1.43%, 03/01/19	436,063
	Citigroup, Inc.
1,222,000	1.88%, 06/07/19	1,230,817
2,200,000	2.07%, 08/02/21	2,222,902
775,000	2.36%, 09/01/22 (c)	788,671
2,200,000	2.38%, 03/30/21	2,241,518
500,000	CoBank ACB 1.56%, 06/15/17 (c)	485,380
400,000	ConocoPhillips Co. 1.81%, 05/15/22 †	396,451
300,000	Daimler Finance North America LLC 1.30%, 03/10/17 144A	300,071
	Exxon Mobil Corp.
800,000	1.11%, 03/15/19	801,241
150,000	1.32%, 03/06/22	149,095
700,000	Ford Motor Credit Co. LLC 1.78%, 03/12/19	701,315
	General Electric Capital Corp.
932,000	1.26%, 05/05/26	906,435
645,000	1.96%, 03/15/23	652,330
	Goldman Sachs Group, Inc.
850,000	2.01%, 11/15/18	858,673
1,250,000	2.06%, 10/23/19	1,258,775
1,300,000	2.16%, 08/15/20 (c)	1,313,871
2,000,000	2.20%, 03/23/20 (c)	2,023,818
1,694,000	2.40%, 03/23/21 (c)	1,718,922
1,956,000	2.54%, 11/29/23	2,014,199
245,000	2.70%, 02/25/21	252,867
900,000	2.79%, 10/28/26 (c)	916,903
	International Business Machines Corp.
180,000	1.07%, 02/06/18	180,307
680,000	1.27%, 02/12/19	683,484
600,000	1.46%, 11/06/21	605,200
	JPMorgan Chase & Co.
1,250,000	1.94%, 01/25/18	1,257,181
300,000	1.94%, 01/15/22 (c)	301,546
1,269,000	2.00%, 01/23/20	1,285,571
200,000	2.05%, 05/07/21 (c)	202,718
2,675,000	2.27%, 10/24/22 (c)	2,723,308
1,800,000	2.41%, 02/01/21 (c)	1,852,328
450,000	Medtronic, Inc. 1.76%, 03/15/20	456,130
	Merck & Co., Inc.
600,000	1.26%, 02/10/20	605,098
215,000	1.27%, 05/18/18	215,969
110,000	Metropolitan Life Global Funding I 1.39%, 04/10/17 144A	110,092
	Morgan Stanley
583,000	1.78%, 07/23/19	586,005
278,000	2.18%, 01/27/20	281,885
2,337,000	2.44%, 04/21/21	2,390,536
1,700,000	2.44%, 10/24/22 (c)	1,721,505
220,000	NBCUniversal Enterprise, Inc. 1.71%, 04/15/18 144A	221,521
400,000	Nissan Motor Acceptance Corp. 1.48%, 09/13/19 144A	400,126
	Oracle Corp.
165,000	1.21%, 07/07/17	165,203
385,000	1.52%, 10/08/19	388,339
385,000	1.60%, 01/15/19	388,477
195,000	Pfizer, Inc. 1.26%, 06/15/18	195,823
550,000	Roche Holdings, Inc. 1.34%, 09/30/19 144A	551,378
50,000	Santander Holdings USA, Inc. 2.38%, 11/24/17	50,397
526,000	State Street Corp. 1.81%, 08/18/20	534,984
135,000	The Bank of New York Mellon Corp. 1.45%, 08/01/18	135,441
	Toyota Motor Credit Corp.
550,000	1.32%, 03/12/20	550,799
350,000	1.48%, 07/13/18	351,493
470,000	US Bancorp 1.40%, 10/15/18 (c)	471,752
	Verizon Communications, Inc.
300,000	1.76%, 06/17/19	302,787
500,000	2.71%, 09/14/18	511,411
	Wells Fargo & Co.
2,250,000	1.67%, 04/23/18	2,258,131
650,000	1.72%, 01/30/20	650,603
650,000	1.92%, 07/22/20	653,309
2,925,000	2.27%, 10/31/22 (c)	2,958,871
865,000	2.28%, 03/04/21	883,533
400,000	Wells Fargo Bank NA 1.53%, 05/24/19	401,967
		59,763,992
Total Floating Rate Notes (Cost: $91,830,928)		92,131,047

Number of Shares
MONEY MARKET FUND: 0.4% (Cost: $356,706)
356,706	Dreyfus Government Cash Management Fund	356,706
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $92,187,634)		92,487,753

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.7% (Cost: $626,407)
Repurchase Agreement: 0.7%
$626,407	Repurchase agreement dated 1/31/17 with Daiwa Capital Markets America, Inc., 0.58%, due 2/1/17, proceeds $626,417; (collateralized by various U.S. government and agency obligations, 0.00% to 8.88%, due 2/16/17 to 9/9/49, valued at $638,935 including accrued interest)	626,407
Total Investments: 100.6% (Cost: $92,814,041)		93,114,160
Liabilities in excess of other assets: (0.6)%		(544,398)
NET ASSETS: 100.0%		$92,569,762

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $609,390.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $13,515,393, or 14.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Communications	3.2%	$2,963,295
Consumer, Cyclical	2.5	2,353,663
Consumer, Non-cyclical	4.0	3,709,082
Energy	5.2	4,791,298
Financial	79.5	73,485,154
Technology	5.2	4,828,555
Money Market Fund	0.4	356,706
	100.0%	$92,487,753

The summary of inputs used to value the Fund’s investments as of January 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes*	$—	$92,131,047	$—	$92,131,047
Money Market Fund	356,706	—	—	356,706
Repurchase Agreement	—	626,407	—	626,407
Total	$356,706	$92,757,454	$—	$93,114,160

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2017 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 2.2%
Brazil: 0.2%
BRL	4,641,000	Banco do Brasil SA 9.75%, 07/18/17 Reg S	$1,447,800
	569,000	Banco Safra Cayman Islands Ltd. 10.88%, 04/03/17 Reg S	179,539
	6,151,000	Concessionaria Ecovias dos Imigrantes SA (TIPS) 5.57%, 04/15/24	2,359,563
			3,986,902
Colombia: 0.6%
		Empresas Publicas de Medellin ESP
COP	5,396,000,000	7.63%, 06/10/24 (c) Reg S	1,793,532
	19,762,000,000	8.38%, 02/01/21 Reg S	6,849,606
	19,450,000,000	Financiera de Desarrollo Territorial SA Findeter 7.88%, 05/12/24 (c) Reg S	6,432,960
			15,076,098
Germany: 0.7%
		Kreditanstalt fuer Wiederaufbau
ZAR	37,530,000	7.88%, 01/15/20	2,764,079
TRY	8,950,000	9.25%, 05/22/20 Reg S	2,286,958
	13,734,000	10.00%, 03/06/19	3,585,060
		Landwirtschaftliche Rentenbank
ZAR	98,300,000	6.00%, 03/18/19 Reg S	7,050,079
	34,000,000	8.25%, 05/23/22 Reg S	2,498,319
			18,184,495
Mexico: 0.2%
		Petroleos Mexicanos
MXN	28,330,000	7.19%, 09/12/24 Reg S	1,166,899
	109,600,000	7.65%, 11/24/21 Reg S	4,905,906
			6,072,805
South Africa: 0.5%
		Eskom Holdings Ltd.
ZAR	11,000,000	7.50%, 09/15/33	628,409
	25,350,000	7.85%, 04/02/26	1,663,976
	17,800,000	9.25%, 04/20/18	1,334,662
	77,330,000	9.50%, 08/18/27 ^	1,599,377
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	1,453,328
	86,800,000	10.80%, 11/06/23	6,645,828
	5,000,000	13.50%, 04/18/28	418,769
			13,744,349
Total Corporate Bonds (Cost: $75,792,503)			57,064,649
GOVERNMENT OBLIGATIONS: 92.0%
Brazil: 8.3%
		Brazilian Government International Bonds
BRL	2,590,000	8.50%, 01/05/24	782,241
	4,560,000	10.25%, 01/10/28	1,446,089
	2,860,000	12.50%, 01/05/22	991,082
		Letra do Tesouro Nacional
	92,740,000	7.03%, 07/01/20 ^	21,014,561
	36,000,000	11.15%, 10/01/18 ^	9,723,313
	80,150,000	12.21%, 01/01/20 ^	19,070,092
	32,700,000	12.41%, 04/01/18 ^	9,251,716
	54,440,000	12.91%, 07/01/18 ^	15,048,352
	46,440,000	14.23%, 07/01/19 ^	11,634,413
	108,750,000	14.67%, 01/01/19 ^	28,627,030
		Nota do Tesouro Nacional, Series F
	9,650,000	10.00%, 01/01/19	3,056,308
	103,898,000	10.00%, 01/01/23	32,006,674
	63,010,000	10.00%, 01/01/25	19,176,678
	37,925,000	10.00%, 01/01/27	11,456,365
	107,031,000	10.14%, 01/01/21	33,533,306
			216,818,220
Chile: 2.9%
CLP	450,000,000	Bonos del Banco Central de Chile en Pesos 4.50%, 06/01/20	716,878
	46,046,500,000	Chilean Government International Bonds 5.50%, 08/05/20	75,547,990
			76,264,868
Colombia: 5.0%
COP	3,437,000,000	Colombian Government International Bonds 7.75%, 04/14/21	1,242,840
		Colombian TES
	58,408,000,000	7.50%, 08/26/26	20,994,128
	50,390,000,000	7.75%, 09/18/30	18,472,854
	6,870,000,000	Republic of Colombia 9.85%, 06/28/27	2,912,178
		Titulos de Tesoreria
	5,096,700,000	5.00%, 11/21/18	1,718,017
	42,436,700,000	6.00%, 04/28/28	13,523,892
	12,877,200,000	7.00%, 09/11/19	4,499,502
	64,667,200,000	7.00%, 05/04/22	22,731,426
	63,160,800,000	10.00%, 07/24/24	25,845,615
	44,281,700,000	11.00%, 07/24/20	17,342,723
			129,283,175
Hungary: 4.7%
		Hungarian Government Bonds
HUF	1,999,210,000	2.00%, 10/30/19	7,188,428
	1,272,260,000	2.50%, 06/22/18	4,570,208
	1,564,640,000	2.50%, 10/27/21	5,602,564
	2,046,100,000	3.00%, 06/26/24	7,160,843
	1,080,920,000	3.00%, 10/27/27	3,615,079
	3,448,900,000	3.50%, 06/24/20	12,890,199
	1,780,140,000	4.00%, 04/25/18	6,487,721
	1,022,090,000	5.50%, 12/20/18	3,904,596
	3,449,250,000	5.50%, 06/24/25	14,109,892
	3,291,090,000	6.00%, 11/24/23	13,925,345
	4,850,310,000	6.50%, 06/24/19	19,213,422
	2,972,430,000	7.00%, 06/24/22	12,962,693
	2,538,920,000	7.50%, 11/12/20	10,786,962
			122,417,952
Indonesia: 8.3%
		Indonesian Treasury Bonds
IDR	75,140,000,000	5.63%, 05/15/23	5,110,117
	76,116,000,000	6.13%, 05/15/28	4,954,902
	126,583,000,000	6.63%, 05/15/33	8,226,980
	88,762,000,000	7.00%, 05/15/22	6,601,952
	136,321,000,000	7.00%, 05/15/27	9,788,670
	5,680,000,000	7.88%, 04/15/19	434,534
	271,823,000,000	8.25%, 07/15/21	20,998,131
	120,374,000,000	8.25%, 06/15/32	9,066,567
	164,000,000,000	8.25%, 05/15/36	12,406,592
	377,563,000,000	8.38%, 03/15/24	29,421,779
	344,502,000,000	8.38%, 09/15/26	27,147,893
	267,229,000,000	8.38%, 03/15/34	20,423,681
	227,600,000,000	8.75%, 05/15/31	17,944,647
	256,492,000,000	9.00%, 03/15/29	20,811,341
	77,811,000,000	9.50%, 07/15/31	6,497,138
	63,842,000,000	10.50%, 08/15/30	5,727,291
	20,300,000,000	11.00%, 11/15/20	1,709,290
	70,489,000,000	11.00%, 09/15/25	6,356,199
	33,600,000,000	Perusahaan Penerbit SBSN Indonesia 8.25%, 09/15/20	2,588,847
			216,216,551
Malaysia: 7.0%
		Malaysian Government Bonds
MYR	38,745,000	3.42%, 08/15/22	8,570,548
	60,005,000	3.48%, 03/15/23	13,235,102
	11,080,000	3.49%, 03/31/20	2,496,408
	45,255,000	3.58%, 09/28/18	10,275,894
	20,136,000	3.65%, 10/31/19	4,575,438
	58,238,000	3.66%, 10/15/20	13,192,186
	4,322,000	3.73%, 06/15/28	918,466
	22,268,000	3.80%, 09/30/22	5,004,582
	26,450,000	3.80%, 08/17/23	5,923,433
	900,000	3.84%, 04/15/33	183,391
	30,587,000	3.89%, 07/31/20	6,982,633
	6,200,000	3.89%, 03/15/27	1,352,423
	15,668,000	3.90%, 11/30/26	3,466,273
	38,323,000	3.96%, 09/15/25	8,528,661
	59,994,000	4.05%, 09/30/21	13,768,498
	33,053,000	4.07%, 09/30/26	7,406,984
	70,211,000	4.16%, 07/15/21	16,199,252
	64,477,000	4.18%, 07/15/24	14,664,191
	21,320,000	4.23%, 06/30/31	4,662,768
	16,080,000	4.25%, 05/31/35	3,454,014
	69,612,000	4.38%, 11/29/19	16,124,163
	28,635,000	4.39%, 04/15/26	6,533,221
	39,354,000	4.50%, 04/15/30	8,868,879
	21,683,000	5.73%, 07/30/19	5,159,927
			181,547,335
Mexico: 8.8%
		Mexican Government International Bonds
MXN	440,934,500	4.75%, 06/14/18	20,719,881
	499,000	5.00%, 06/15/17	23,915
	381,951,000	5.00%, 12/11/19	17,524,037
	210,520,000	5.75%, 03/05/26	9,038,739
	544,983,000	6.50%, 06/10/21	25,692,946
	284,144,000	6.50%, 06/09/22	13,278,434
	201,838,300	7.50%, 06/03/27	9,682,016
	391,768,000	7.75%, 05/29/31	18,741,213
	194,780,000	7.75%, 11/23/34	9,219,451
	380,607,800	7.75%, 11/13/42	17,874,042
	223,005,900	8.00%, 06/11/20	11,075,828
	148,900,000	8.00%, 12/07/23	7,446,381
	282,759,700	8.50%, 12/13/18	14,034,521
	172,080,000	8.50%, 05/31/29	8,813,145
	202,563,900	8.50%, 11/18/38	10,254,290
	544,293,200	10.00%, 12/05/24	30,369,100
	112,447,000	10.00%, 11/20/36	6,494,890
			230,282,829
Peru: 2.9%
		Peruvian Government Bonds
PEN	37,663,000	5.70%, 08/12/24	11,529,389
	53,850,000	6.35%, 08/12/28	16,576,742
	31,708,000	6.90%, 08/12/37	9,933,083
	50,941,000	6.95%, 08/12/31	16,257,048
	21,013,000	7.84%, 08/12/20	7,009,095
	40,875,000	8.20%, 08/12/26	14,420,062
	30,000	8.60%, 08/12/17	9,381
			75,734,800
Philippines: 3.0%
		Philippine Government International Bonds
PHP	868,000,000	3.90%, 11/26/22	16,897,788
	1,320,500,000	4.95%, 01/15/21	27,198,081
	1,546,500,000	6.25%, 01/14/36	33,950,593
			78,046,462
Poland: 9.4%
		Polish Government Bonds
PLN	87,769,000	1.50%, 04/25/20	21,274,275
	87,563,000	1.75%, 07/25/21	20,850,105
	49,028,000	1.84%, 10/25/18 ^	11,847,719
	66,962,000	2.00%, 04/25/21	16,172,302
	12,090,000	2.25%, 04/25/22	2,893,925
	75,481,000	2.50%, 07/25/18	19,073,054
	104,910,000	2.50%, 07/25/26	23,636,871
	15,190,000	2.50%, 07/25/27	3,371,337
	79,709,000	3.25%, 07/25/19	20,400,404
	75,752,000	3.25%, 07/25/25	18,352,205
	42,418,000	3.75%, 04/25/18	10,881,738
	50,453,000	4.00%, 10/25/23	13,006,685
	44,695,000	5.25%, 10/25/20	12,179,695
	55,971,000	5.50%, 10/25/19	15,143,366
	44,405,000	5.75%, 10/25/21	12,449,160
	82,191,000	5.75%, 09/23/22	23,151,526
			244,684,367
Romania: 3.2%
		Romanian Government Bonds
RON	12,330,000	2.25%, 02/26/20	2,975,229
	39,545,000	2.50%, 04/29/19	9,685,540
	26,230,000	3.25%, 03/22/21	6,425,755
	8,030,000	3.50%, 12/19/22	1,942,545
	26,900,000	4.75%, 06/24/19 †	6,915,510
	34,635,000	4.75%, 02/24/25	8,900,175
	29,500,000	5.60%, 11/28/18	7,627,755
	41,750,000	5.75%, 04/29/20	11,153,176
	18,630,000	5.80%, 07/26/27	5,115,793
	45,440,000	5.85%, 04/26/23	12,389,138
	35,820,000	5.95%, 06/11/21	9,714,674
			82,845,290
Russia: 4.9%
		Russian Federal Bonds
RUB	529,140,000	6.40%, 05/27/20	8,429,700
	724,200,000	6.70%, 05/15/19	11,772,152
	405,150,000	6.80%, 12/11/19	6,548,795
	576,509,000	7.00%, 01/25/23	9,217,905
	902,812,000	7.00%, 08/16/23	14,354,109
	1,103,470,000	7.05%, 01/19/28	17,033,122
	268,331,000	7.50%, 03/15/18	4,438,703
	326,965,000	7.50%, 02/27/19	5,401,984
	1,007,211,000	7.50%, 08/18/21	16,498,291
	422,250,000	7.60%, 04/14/21	6,941,117
	437,935,000	7.60%, 07/20/22	7,205,803
	5,000,000	7.85%, 03/10/18 Reg S	82,433
	974,884,000	8.15%, 02/03/27	16,443,225
	232,110,000	8.50%, 09/17/31	3,954,545
			128,321,884
South Africa: 7.1%
		South African Government Bonds
ZAR	210,382,000	6.25%, 03/31/36	11,234,165
	207,552,000	6.50%, 02/28/41	11,035,515
	54,617,000	6.75%, 03/31/21	3,859,189
	296,305,000	7.00%, 02/28/31	18,175,630
	65,349,000	7.25%, 01/15/20	4,760,830
	70,587,000	7.75%, 02/28/23	5,069,513
	257,347,000	8.00%, 01/31/30	17,336,215
	255,853,000	8.25%, 03/31/32	17,302,040
	346,595,000	8.50%, 01/31/37	23,367,034
	298,412,000	8.75%, 01/31/44	20,367,549
	337,696,000	8.75%, 02/28/48	23,003,411
	13,192,000	8.88%, 02/28/35	927,403
	349,422,000	10.50%, 12/21/26	28,772,880
			185,211,374
Supranational: 6.7%
TRY	2,225,000	African Development Bank 4.55%, 12/21/17	555,403
		European Bank for Reconstruction & Development
IDR	156,400,000,000	7.38%, 04/15/19	11,700,910
TRY	25,377,000	8.00%, 10/11/18	6,409,038
IDR	126,130,000,000	9.25%, 12/02/20	10,097,957
		European Investment Bank
MXN	68,900,000	4.00%, 02/25/20 Reg S	3,059,069
PLN	31,700,000	4.25%, 10/25/22	8,421,654
IDR	46,700,000,000	5.20%, 03/01/22 Reg S	3,130,797
TRY	4,497,000	5.25%, 09/03/18 Reg S	1,093,033
IDR	28,000,000,000	6.95%, 02/06/20 Reg S	2,062,385
	29,900,000,000	7.20%, 07/09/19 Reg S	2,242,584
ZAR	45,040,000	7.50%, 01/30/19	3,301,846
	124,910,000	7.50%, 09/10/20 Reg S	9,040,454
	184,070,000	8.13%, 12/21/26	13,064,600
TRY	36,991,000	8.50%, 07/25/19	9,282,068
ZAR	17,600,000	8.50%, 09/17/24 Reg S	1,279,682
TRY	33,000,000	8.75%, 09/18/21 Reg S	8,068,298
ZAR	26,390,000	9.00%, 12/21/18 Reg S	1,981,580
TRY	3,650,000	9.13%, 10/07/20 Reg S	913,663
BRL	24,600,000	9.24%, 08/27/21 ^	5,360,547
TRY	6,150,000	9.25%, 07/20/18	1,588,293
BRL	15,410,000	9.52%, 10/22/19 ^	3,878,282
TRY	7,150,000	10.75%, 11/15/19	1,879,660
		Inter-American Development Bank
IDR	30,500,000,000	7.00%, 02/04/19	2,260,415
	9,400,000,000	7.25%, 07/17/17	704,467
	24,680,000,000	7.88%, 03/14/23	1,887,829
BRL	26,450,000	10.25%, 05/18/18	8,549,822
		International Bank for Reconstruction & Development
PLN	14,000,000	1.13%, 08/07/17 Reg S	3,498,915
MXN	219,600,000	4.00%, 08/16/18	10,260,323
	137,588,000	7.50%, 03/05/20	6,759,860
COP	15,310,000,000	8.00%, 03/02/20	5,495,466
TRY	26,050,000	9.63%, 07/13/18	6,770,578
RUB	194,300,000	10.30%, 03/05/19	3,378,713
		International Finance Corp.
BRL	42,010,000	10.50%, 04/17/18	13,586,855
	13,700,000	12.00%, 01/29/19 Reg S	4,616,827
			176,181,873
Thailand: 4.9%
		Thailand Government Bonds
THB	93,513,000	1.88%, 06/17/22	2,603,980
	353,032,000	2.55%, 06/26/20	10,247,473
	168,414,000	3.40%, 06/17/36	4,790,740
	66,090,000	3.45%, 03/08/19	1,947,057
	83,143,000	3.58%, 12/17/27	2,494,932
	812,028,000	3.63%, 06/16/23	24,741,047
	751,811,000	3.65%, 12/17/21	22,817,047
	596,108,000	3.85%, 12/12/25	18,442,661
	559,190,000	3.88%, 06/13/19	16,689,892
	824,000	4.75%, 12/20/24	26,970
	664,647,000	4.88%, 06/22/29	22,358,264
	64,238,000	5.13%, 03/13/18	1,895,530
			129,055,593
Turkey: 4.9%
		Turkish Government Bonds
TRY	51,230,000	7.10%, 03/08/23	11,398,466
	28,765,000	7.40%, 02/05/20	6,971,532
	42,924,000	8.00%, 03/12/25	9,720,958
	33,183,000	8.30%, 06/20/18	8,521,308
	5,508,000	8.50%, 07/10/19	1,387,814
	33,130,000	8.50%, 09/14/22	7,968,101
	11,530,000	8.80%, 11/14/18	2,956,293
	34,790,000	8.80%, 09/27/23	8,385,686
	53,160,000	9.00%, 07/24/24	12,880,424
	11,232,000	9.20%, 09/22/21	2,812,946
	56,902,000	9.40%, 07/08/20	14,514,317
	12,298,000	9.50%, 01/12/22	3,109,233
	7,000,000	10.40%, 03/27/19	1,841,154
	20,200,000	10.40%, 03/20/24	5,275,590
	32,410,000	10.50%, 01/15/20	8,546,004
	43,292,000	10.60%, 02/11/26	11,426,882
	41,130,000	10.70%, 02/17/21	10,883,460
			128,600,168
Total Government Obligations (Cost: $2,569,061,998)			2,401,512,741

Number of Shares
MONEY MARKET FUND: 0.0% (Cost: $737,599)
	737,599	Dreyfus Government Cash Management Fund	737,599
Total Investments Before Collateral for Securities Loaned: 94.2% (Cost: $2,645,592,100)			2,459,314,989

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 0.1%
Repurchase Agreements: 0.1%
USD	1,000,000	Repurchase agreement dated 1/31/17 with Daiwa Capital Markets America, Inc., 0.58%, due 2/1/17, proceeds $1,000,016; (collateralized by various U.S. government and agency obligations, 0.00% to 8.88%, due 2/16/17 to 9/9/49, valued at $1,020,000 including accrued interest)	1,000,000
	896,950	Repurchase agreement dated 1/31/17 with Nomura Securities International, Inc., 0.55%, due 2/1/17, proceeds $896,964; (collateralized by various U.S. government and agency obligations, 0.00% to 7.13%, due 2/10/17 to 12/20/66, valued at $914,889 including accrued interest)	896,950
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $1,896,950)			1,896,950
Total Investments: 94.3% (Cost: $2,647,489,050)			2,461,211,939
Other assets less liabilities: 5.7%			148,902,988
NET ASSETS: 100.0%			$2,610,114,927

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $1,671,034.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
TIPS	Treasury Inflation Protected Securities

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer, Non-cyclical	0.1%	$2,359,563
Energy	0.2	6,072,805
Financial	1.1	26,244,794
Government	97.7	2,401,512,741
Industrial	0.3	8,517,925
Utilities	0.6	13,869,562
Money Market Fund	0.0	737,599
	100.0%	$2,459,314,989

The summary of inputs used to value the Fund’s investments as of January 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$57,064,649	$—	$57,064,649
Government Obligations*	—	2,401,512,741	—	2,401,512,741
Money Market Fund	737,599	—	—	737,599
Repurchase Agreements	—	1,896,950	—	1,896,950
Total	$737,599	$2,460,474,340	$—	$2,461,211,939

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2017 (unaudited)

Number of Shares		Value
REAL ESTATE INVESTMENT TRUSTS: 100.3%
United States: 100.3%
89,548	AG Mortgage Investment Trust, Inc.	$1,568,881
493,628	AGNC Investment Corp.	9,216,035
1,537,339	Annaly Capital Management, Inc.	15,711,605
341,989	Anworth Mortgage Asset Corp.	1,754,404
314,734	Apollo Commercial Real Estate Finance, Inc.	5,479,519
131,179	ARMOUR Residential REIT, Inc. †	2,757,383
182,951	Blackstone Mortgage Trust, Inc.	5,578,176
306,228	Capstead Mortgage Corp.	3,267,453
319,878	Chimera Investment Corp.	5,639,449
541,084	CYS Investments, Inc.	4,096,006
181,890	Dynex Capital, Inc.	1,215,025
143,371	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,620,822
323,831	Invesco Mortgage Capital, Inc.	4,718,218
139,269	iStar Financial, Inc. *	1,562,598
140,423	Ladder Capital Corp.	1,904,136
650,159	MFA Financial, Inc.	5,129,755
163,638	MTGE Investment Corp.	2,601,844
382,835	New Residential Investment Corp.	5,799,950
428,784	New York Mortgage Trust, Inc. †	2,748,505
238,314	PennyMac Mortgage Investment Trust	4,039,422
185,861	Redwood Trust, Inc.	2,880,845
359,551	Starwood Property Trust, Inc.	8,003,605
630,781	Two Harbors Investment Corp.	5,531,949
164,047	Western Asset Mortgage Capital Corp.	1,655,234
Total Real Estate Investment Trusts (Cost: $111,288,780)		105,480,819
MONEY MARKET FUND: 0.8% (Cost: $817,253)
817,253	Dreyfus Government Cash Management Fund	817,253
Total Investments Before Collateral for Securities Loaned: 101.1% (Cost: $112,106,033)		106,298,072

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 4.9%
Repurchase Agreements: 4.9%
$1,232,379	Repurchase agreement dated 1/31/17 with Citigroup Global Markets, Inc. , 0.56%, due 2/1/17, proceeds $1,232,398; (collateralized by various U.S. government and agency obligations, 0.88% to 11.50%, due 2/1/17 to 6/1/52, valued at $1,257,026 including accrued interest)	1,232,379
1,232,379	Repurchase agreement dated 1/31/17 with Daiwa Capital Markets America, Inc., 0.58%, due 2/1/17, proceeds $1,232,399; (collateralized by various U.S. government and agency obligations, 0.00% to 8.88%, due 2/16/17 to 9/9/49, valued at $1,257,027 including accrued interest)	1,232,379
1,232,379	Repurchase agreement dated 1/31/17 with HSBC Securities USA, Inc., 0.53%, due 2/1/17, proceeds $1,232,397; (collateralized by various U.S. government and agency obligations, 2.50% to 6.00%, due 10/1/22 to 2/1/47, valued at $1,257,027 including accrued interest)	1,232,379
259,368	Repurchase agreement dated 1/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.54%, due 2/1/17, proceeds $259,372; (collateralized by various U.S. government and agency obligations, 0.00% to 1.25%, due 11/15/24 to 9/9/49, valued at $264,555 including accrued interest)	259,368
1,232,379	Repurchase agreement dated 1/31/17 with Nomura Securities International, Inc. , 0.55%, due 2/1/17, proceeds $1,232,398; (collateralized by various U.S. government and agency obligations, 0.00% to 7.13%, due 2/10/17 to 12/20/66, valued at $1,257,027 including accrued interest)	1,232,379
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $5,188,884)		5,188,884
Total Investments: 106.0% (Cost: $117,294,917)		111,486,956
Liabilities in excess of other assets: (6.0)%		(6,327,972)
NET ASSETS: 100.0%		$105,158,984

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,962,976.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Financials	97.7%	$103,918,221
Real Estate	1.5	1,562,598
Money Market Fund	0.8	817,253
	100.0%	$106,298,072

The summary of inputs used to value the Fund’s investments as of January 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Real Estate Investment Trusts*	$105,480,819	$—	$—	$105,480,819
Money Market Fund	817,253	—	—	817,253
Repurchase Agreements	—	5,188,884	—	5,188,884
Total	$106,298,072	$5,188,884	$—	$111,486,956

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

January 31, 2017 (unaudited)

Number of Shares		Value
PREFERRED SECURITIES: 100.8%
Communications: 20.9%
$81,752	Comcast Corp. 5.00%, 12/15/17 (c) †	$2,096,939
213,265	eBay, Inc. 6.00%, 03/01/21 (c)	5,525,696
136,844	Frontier Communications Corp. 11.13%, 06/29/18	10,004,665
	General Electric Co.
208,181	4.70%, 05/16/18 (c) †	5,304,452
234,591	4.88%, 10/15/17 (c) †	5,888,234
179,852	4.88%, 01/29/18 (c)	4,532,270
	Qwest Corp.
220,373	6.13%, 06/01/18 (c) †	5,414,565
277,955	6.50%, 09/01/21 (c)	6,851,591
116,585	6.63%, 09/15/20 (c) †	2,922,786
142,176	6.88%, 10/01/19 (c)	3,649,658
149,284	7.00%, 04/01/17 (c) †	3,757,478
113,741	7.00%, 07/01/17 (c) †	2,873,098
82,036	7.50%, 02/15/17 (c)	2,078,792
85,305	Telephone & Data Systems, Inc. 7.00%, 02/28/17 (c) †	2,159,923
142,176	T-Mobile US, Inc. 5.50%, 12/15/17	14,524,700
	United States Cellular Corp.
97,249	6.95%, 03/02/17 (c) †	2,461,372
78,197	7.25%, 12/08/19 (c) †	2,052,671
85,305	7.25%, 12/01/20 (c)	2,260,582
142,176	Verizon Communications, Inc. 5.90%, 02/15/19 (c)	3,756,290
		88,115,762
Consumer, Non-cyclical: 7.3%
177,720	Anthem, Inc. 5.25%, 05/01/18	8,608,757
	CHS, Inc.
140,044	6.75%, 09/30/24 (c)	3,775,586
119,428	7.10%, 03/31/24 (c)	3,283,076
147,151	7.50%, 01/21/25 (c)	4,024,580
147,611	7.88%, 09/26/23 (c)	4,227,579
87,240	8.00%, 07/18/23 (c)	2,558,749
65,918	Tyson Foods, Inc. 4.75%, 07/15/17	4,492,971
		30,971,298
Energy: 7.9%
227,481	Kinder Morgan, Inc. 9.75%, 10/26/18 †	11,221,638
	NextEra Energy, Inc.
213,265	6.12%, 09/01/19	10,678,179
99,523	6.37%, 09/01/18	5,863,895
245,254	Southwestern Energy Co. 6.25%, 01/15/18	5,427,471
		33,191,183
Government: 0.5%
77,744	Tennessee Valley Authority 3.55%, 06/01/17 (p) †	1,952,929
Industrial: 4.7%
177,720	Arconic, Inc. 5.38%, 10/01/17	6,516,992
81,752	Hess Corp. 8.00%, 02/01/19	5,272,186
98,102	Seaspan Corp. 6.38%, 04/30/19	2,480,019
213,265	Stanley Black & Decker, Inc. 5.75%, 07/25/17 (c) †	5,382,809
		19,652,006
Real Estate Investment Trusts: 28.5%
73,577	American Homes 4 Rent 6.50%, 05/24/21 (c)	1,821,031
97,745	American Tower Corp. 5.50%, 02/15/18	9,855,628
	Annaly Capital Management, Inc.
130,803	7.50%, 09/13/17 (c)	3,162,817
81,752	7.63%, 08/27/17 (c)	1,999,654
85,305	7.63%, 05/16/17 (c)	2,077,177
129,026	CBL & Associates Properties, Inc. 7.38%, 03/02/17 (c)	3,180,491
	Colony NorthStar, Inc.
81,752	7.13%, 04/13/20 (c) †	1,994,749
99,516	8.25%, 03/02/17 (c)	2,521,735
71,656	8.50%, 03/20/17 (c)	1,837,976
71,089	8.75%, 05/15/19 (c)	1,856,134
	Digital Realty Trust, Inc.
71,089	5.88%, 04/09/18 (c) †	1,749,500
71,089	6.35%, 08/24/20 (c) †	1,831,253
103,788	7.38%, 03/26/19 (c)	2,844,829
91,444	FelCor Lodging Trust, Inc. 1.95%, 12/31/49 †	2,276,956
71,089	GGP, Inc. 6.38%, 02/13/18 (c)	1,797,841
88,150	Government Properties Income Trust 5.88%, 05/26/21 (c) †	2,164,082
81,665	Hospitality Properties Trust 7.13%, 02/10/17 (c)	2,050,608
113,741	Kimco Realty Corp. 6.00%, 03/20/17 (c) †	2,862,861
	National Retail Properties, Inc.
98,102	5.20%, 10/11/21 (c)	2,179,826
81,752	5.70%, 05/30/18 (c)	1,983,304
80,962	6.63%, 02/23/17 (c)	2,046,719
114,453	NorthStar Realty Finance Corp. 7.63%, 01/15/18 (c)	2,975,778
99,523	PS Business Parks, Inc. 6.00%, 05/14/17 (c) †	2,524,898
	Public Storage
99,523	4.90%, 10/14/21 (c) †	2,161,640
92,415	4.95%, 07/20/21 (c)	2,029,433
142,176	5.20%, 01/16/18 (c) †	3,420,755
140,754	5.38%, 09/20/17 (c)	3,361,206
85,305	5.40%, 01/20/21 (c)	2,051,585
81,752	5.63%, 06/15/17 (c)	1,980,851
131,513	5.75%, 03/13/17 (c)	3,243,111
130,803	5.90%, 02/28/17 (c)	3,296,236
81,752	6.00%, 06/04/19 (c)	2,147,625
81,040	6.38%, 03/17/19 (c)	2,168,630
116,228	Realty Income Corp. 6.63%, 02/28/17 (c)	2,939,406
70,402	Regency Centers Corp. 6.63%, 02/16/17 (c)	1,774,130
	Senior Housing Properties Trust
99,523	5.63%, 08/01/17 (c)	2,352,724
71,089	6.25%, 02/18/21 (c)	1,835,518
73,577	Ventas Realty LP 5.45%, 03/07/18 (c)	1,896,815
304,499	VEREIT, Inc. 6.70%, 01/03/19 (c) †	7,700,780
	Vornado Realty Trust
85,305	5.40%, 01/25/18 (c)	1,960,309
85,305	5.70%, 07/18/17 (c) †	2,063,528
76,775	6.63%, 03/02/17 (c) †	1,952,388
78,197	Wells Fargo Real Estate Investment Corp. 6.38%, 12/11/19 (c)	2,040,160
	Welltower, Inc.
81,752	6.50%, 03/07/17 (c)	2,065,873
102,189	6.50%, 12/31/49	6,130,318
		120,168,868
Reinsurance: 4.9%
	Aspen Insurance Holdings Ltd.
71,089	5.63%, 01/01/27 (c)	1,635,047
78,197	5.95%, 07/01/23 (c) †	2,052,671
	Axis Capital Holdings Ltd.
156,394	5.50%, 11/07/21 (c)	3,525,121
113,741	6.88%, 04/15/17 (c)	2,882,197
83,557	PartnerRe Ltd. 7.25%, 04/29/21 (c)	2,327,062
	Reinsurance Group of America, Inc.
113,741	5.75%, 06/15/26 (c)	3,048,259
113,741	6.20%, 09/15/22 (c) †	3,206,359
78,197	RenaissanceRe Holdings Ltd. 5.38%, 06/01/18 (c)	1,868,126
		20,544,842
Technology: 0.7%
120,850	Pitney Bowes, Inc. 6.70%, 03/07/18 (c) †	3,169,895

Utilities: 25.4%
73,577	AES Trust III 6.75%, 02/28/17 (c)	3,752,427
71,089	BGE Capital Trust II 6.20%, 03/02/17 (c)	1,837,651
	Dominion Resources, Inc.
227,481	5.25%, 07/30/21 (c)	5,257,086
142,176	6.38%, 07/01/17	7,198,371
199,047	6.75%, 08/15/19	10,101,635
	DTE Energy Co.
85,305	5.38%, 06/01/21 (c)	2,021,728
79,619	6.00%, 12/15/21 (c) †	2,016,749
95,970	6.50%, 10/01/19	5,089,289
142,176	Duke Energy Corp. 5.13%, 01/15/18 (c) †	3,557,244
116,585	Entergy Arkansas, Inc. 4.88%, 09/01/21 (c) †	2,613,836
76,775	Entergy Louisiana LLC 4.88%, 09/01/21 (c)	1,728,973
73,932	Entergy Mississippi, Inc. 4.90%, 10/01/21 (c)	1,658,295
163,502	Exelon Corp. 6.50%, 06/01/17	8,104,794
85,305	FPL Group Capital Trust I 5.88%, 03/02/17 (c)	2,165,041
122,628	Great Plains Energy, Inc. 7.00%, 09/15/19	6,282,232
	NextEra Energy Capital Holdings, Inc.
127,958	5.00%, 01/15/18 (c) †	2,909,765
142,176	5.13%, 11/15/17 (c) †	3,311,279
162,081	5.25%, 06/01/21 (c)	3,760,279
99,523	5.63%, 06/15/17 (c)	2,440,304
113,741	5.70%, 03/01/17 (c) †	2,817,365
127,958	PPL Capital Funding, Inc. 5.90%, 04/30/18 (c)	3,207,907
135,068	SCE Trust I 5.63%, 06/15/17 (c)	3,340,232
113,741	SCE Trust II 5.10%, 03/15/18 (c)	2,727,509
78,197	SCE Trust III 5.75%, 03/15/24 (c)	2,045,634
92,415	SCE Trust IV 5.38%, 09/15/25 (c)	2,423,121
85,305	SCE Trust V 5.45%, 03/15/26 (c)	2,272,525
	Southern Co.
227,481	5.25%, 10/01/21 (c) †	5,243,437
284,352	6.25%, 10/15/20 (c)	7,461,396
		107,346,104
Total Preferred Securities (Cost: $434,791,122)		425,112,887
MONEY MARKET FUND: 0.0% (Cost: $106,725)
106,725	Dreyfus Government Cash Management Fund	106,725
Total Investments Before Collateral for Securities Loaned: 100.8% (Cost: $434,897,847)		425,219,612

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.8%
Repurchase Agreements: 3.8%
$3,815,261	Repurchase agreement dated 1/31/17 with Citigroup Global Markets, Inc., 0.56%, due 2/1/17, proceeds $3,815,320; (collateralized by various U.S. government and agency obligations, 0.88% to 11.50%, due 2/1/17 to 6/1/52, valued at $3,891,566 including accrued interest)	3,815,261
3,815,261	Repurchase agreement dated 1/31/17 with Daiwa Capital Markets America, Inc., 0.58%, due 2/1/17, proceeds $3,815,322; (collateralized by various U.S. government and agency obligations, 0.00% to 8.88%, due 2/16/17 to 9/9/49, valued at $3,891,566 including accrued interest)	3,815,261
3,815,261	Repurchase agreement dated 1/31/17 with HSBC Securities USA, Inc., 0.53%, due 2/1/17, proceeds $3,815,317; (collateralized by various U.S. government and agency obligations, 2.50% to 6.00%, due 10/1/22 to 2/1/47, valued at $3,891,567 including accrued interest)	3,815,261
802,971	Repurchase agreement dated 1/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.54%, due 2/1/17, proceeds $802,983; (collateralized by various U.S. government and agency obligations, 0.00% to 1.25%, due 11/15/24 to 9/9/49, valued at $819,030 including accrued interest)	802,971
3,815,261	Repurchase agreement dated 1/31/17 with Nomura Securities International, Inc. , 0.55%, due 2/1/17, proceeds $3,815,319; (collateralized by various U.S. government and agency obligations, 0.00% to 7.13%, due 2/10/17 to 12/20/66, valued at $3,891,566 including accrued interest)	3,815,261
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $16,064,015)		16,064,015
Total Investments: 104.6% (Cost: $450,961,862)		441,283,627
Liabilities in excess of other assets: (4.6)%		(19,511,552)
NET ASSETS: 100.0%		$421,772,075

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $15,784,802.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Communications	20.7%	$88,115,762
Consumer, Non-cyclical	7.3	30,971,298
Energy	7.8	33,191,183
Financial	0.8	3,525,121
Government	0.5	1,952,929
Industrial	4.6	19,652,006
Real Estate Investment Trusts	28.3	120,168,868
Reinsurance	4.0	17,019,721
Technology	0.8	3,169,895
Utilities	25.2	107,346,104
Money Market Fund	0.0	106,725
	100.0%	$425,219,612

The summary of inputs used to value the Fund’s investments as of January 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities*	$425,112,887	$—	$—	$425,112,887
Money Market Fund	106,725	—	—	106,725
Repurchase Agreements	—	16,064,015	—	16,064,015
Total	$425,219,612	$16,064,015	$—	$441,283,627

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended January 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS TREASURY-HEDGED HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2017 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 95.3%
Basic Materials: 5.7%
	Alcoa, Inc.
$40,000	5.13%, 07/01/24 (c) †	$41,694
34,000	5.90%, 02/01/27	36,387
17,000	Ashland, Inc.
	4.75%, 05/15/22 (c)	17,446
20,000	Blue Cube Spinco, Inc.
	9.75%, 10/15/20 (c)	23,850
50,000	CF Industries Holdings, Inc.
	3.45%, 06/01/23 †	47,125
	Freeport-McMoRan, Inc.
50,000	3.88%, 12/15/22 (c)	46,375
50,000	5.40%, 05/14/34 (c)	43,922
17,000	Hexion US Finance Corp.
	6.63%, 03/03/17 (c)	15,938
		272,737
Communications: 24.6%
17,000	Alcatel-Lucent USA, Inc.
	6.45%, 03/15/29	17,814
25,000	Altice US Finance I Corp.
	5.50%, 05/15/21 (c) 144A	25,687
40,000	Avaya, Inc.
	10.50%, 03/03/17 (c) 144A	11,100
27,000	Cablevision Systems Corp.
	8.63%, 09/15/17	28,030
	CCO Holdings LLC
40,000	5.50%, 05/01/21 (c) 144A	42,000
27,000	5.75%, 07/15/18 (c)	28,418
67,000	CenturyLink, Inc.
	5.80%, 03/15/22	69,157
27,000	Cequel Communications Holdings I LLC
	6.38%, 03/03/17 (c) 144A	27,810
27,000	Clear Channel Worldwide Holdings, Inc.
	6.50%, 11/15/17 (c)	28,323
100,000	DISH DBS Corp.
	5.88%, 07/15/22	104,200
27,000	Equinix, Inc.
	5.38%, 04/01/18 (c)	28,386
	Frontier Communications Corp.
34,000	8.25%, 04/15/17 †	34,510
34,000	8.50%, 04/15/20	36,358
40,000	Gannett Co, Inc.
	6.38%, 10/15/18 (c)	42,450
30,000	Hughes Satellite Systems Corp.
	6.50%, 06/15/19	32,362
27,000	iHeartCommunications, Inc.
	9.00%, 03/03/17 (c)	22,697
54,000	Level 3 Financing, Inc.
	5.38%, 08/15/17 (c)	55,890
50,000	Neptune Finco Corp.
	10.88%, 10/15/20 (c) 144A	59,625
34,000	Netflix, Inc.
	5.88%, 02/15/25	36,975
34,000	Nielsen Finance LLC
	4.50%, 03/03/17 (c)	34,807
27,000	Sirius XM Radio, Inc.
	4.63%, 05/15/18 (c) 144A	27,320
	Sprint Corp.
67,000	7.88%, 09/15/23	73,365
67,000	8.38%, 08/15/17	69,177
47,000	9.13%, 03/01/17	47,279
	T-Mobile USA, Inc.
50,000	6.25%, 04/01/17 (c)	51,935
67,000	6.63%, 04/01/18 (c)	71,368
35,000	Univision Communications, Inc.
	5.13%, 02/15/20 (c) 144A	33,535
30,000	Windstream Services LLC
	7.75%, 03/03/17 (c) †	30,756
		1,171,334
Consumer, Cyclical: 8.8%
30,000	Caesars Entertainment Resort Properties LLC
	11.00%, 03/03/17 (c)	32,737
34,000	Dollar Tree, Inc.
	5.75%, 03/01/18 (c)	36,176
40,000	GLP Capital LP
	4.88%, 08/01/20 (c)	42,200
25,000	Goodyear Tire & Rubber Co.
	5.13%, 11/15/18 (c)	25,781
20,000	Hanesbrands, Inc.
	4.88%, 02/15/26 (c) 144A	19,800
30,000	Lennar Corp.
	4.50%, 08/15/19 (c)	31,275
27,000	L Brands
	6.63%, 04/01/21	29,768
50,000	MGM Resorts International
	6.63%, 12/15/21	55,875
17,000	Rite Aid Corp.
	6.75%, 03/03/17 (c)	17,696
50,000	Scientific Games International, Inc.
	7.00%, 01/01/18 (c) 144A	53,687
34,000	Wynn Las Vegas LLC
	4.25%, 02/28/23 (c) 144A	33,150
40,000	ZF North America Capital, Inc.
	4.75%, 04/29/25 144A	40,818
		418,963
Consumer, Non-cyclical: 15.5%
47,000	ADT Corp.
	3.50%, 07/15/22	44,650
30,000	Albertson's LLC
	6.63%, 06/15/19 (c) 144A	31,341
25,000	APX Group, Inc.
	7.88%, 12/01/18 (c) †	27,250
20,000	Centene Corp.
	5.63%, 02/15/18 (c)	21,046
40,000	CHS
	6.88%, 02/01/18 (c)	29,300
40,000	Community Health Systems, Inc.
	8.00%, 03/03/17 (c) †	35,800
50,000	DaVita HealthCare Partners, Inc.
	5.00%, 05/01/20 (c)	48,925
27,000	Fresenius Medical Care US Finance II, Inc.
	5.63%, 07/31/19 144A	28,890
	HCA, Inc.
25,000	5.38%, 02/01/25	25,531
110,000	6.50%, 02/15/20	120,450
30,000	Iron Mountain, Inc.
	5.75%, 08/15/17 (c)	30,600
14,000	JBS USA LLC
	8.25%, 03/03/17 (c) 144A	14,420
17,000	Post Holdings, Inc.
	6.75%, 12/01/17 (c) 144A	18,063
20,000	Prime Security Services Borrower LLC / Prime Finance, Inc.
	9.25%, 05/15/19 (c) 144A	21,725
44,000	Reynolds Group Issuer, Inc.
	5.75%, 03/03/17 (c)	45,357
34,000	Spectrum Brands, Inc.
	5.75%, 07/15/20 (c)	35,700
67,000	Tenet Healthcare Corp.
	4.75%, 06/01/20	68,340
27,000	The Hertz Corp.
	7.38%, 03/03/17 (c)	26,258
	United Rentals North America, Inc.
25,000	4.63%, 07/15/18 (c)	25,625
16,000	7.63%, 04/15/17 (c)	16,790
27,000	Valeant Pharmaceuticals International
	6.38%, 03/03/17 (c) 144A	23,794
		739,855
Energy: 13.2%
40,000	Antero Resources Corp.
	5.13%, 06/01/17 (c)	40,500
	California Resources Corp.
3,000	6.00%, 08/15/24 (c)	2,258
40,000	8.00%, 12/15/18 (c) 144A	35,700
24,000	Chesapeake Energy Corp.
	8.00%, 12/15/18 (c) 144A	25,710
25,000	Citgo Holding, Inc.
	10.75%, 02/15/20 144A	26,833
34,000	Concho Resources, Inc.
	5.50%, 10/01/17 (c)	35,445
20,000	CONSOL Energy, Inc.
	5.88%, 04/15/17 (c)	19,450
30,000	Continental Resources, Inc.
	4.50%, 01/15/23 (c)	29,775
34,000	Denbury Resources, Inc.
	5.50%, 05/01/17 (c)	29,325
20,000	Energy Transfer Equity LP
	7.50%, 10/15/20	22,550
40,000	EP Energy LLC
	9.38%, 03/03/17 (c)	40,200
20,000	Newfield Exploration Co.
	5.63%, 07/01/24	21,150
17,000	NGPL Pipeco LLC
	7.12%, 12/15/17 144A	17,595
34,000	QEP Resources, Inc.
	6.88%, 03/01/21	36,125
20,000	Range Resources Corp.
	5.00%, 05/15/22 (c) 144A	20,220
14,000	Rockies Express Pipeline
	6.88%, 04/15/40 144A	14,455
	Sabine Pass Liquefaction LLC
51,000	5.63%, 11/01/20 (c)	55,335
25,000	5.63%, 12/01/24 (c)	27,250
20,000	Targa Resources Partners LP
	5.25%, 11/01/17 (c)	20,600
40,000	Tesoro Logistics LP
	6.13%, 02/16/17 (c)	41,950
17,000	Whiting Petroleum Corp.
	5.00%, 12/15/18 (c)	17,383
25,000	Williams Cos, Inc.
	4.55%, 03/24/24 (c)	25,438
20,000	WPX Energy, Inc.
	8.25%, 06/01/23 (c)	22,850
		628,097
Financial: 13.8%
94,000	Ally Financial, Inc.
	8.00%, 11/01/31	112,095
	Bank of America Corp.
34,000	5.20%, 06/01/23 (c)	33,405
77,000	8.00%, 01/30/18 (c)	79,716
	CIT Group, Inc.
24,000	4.25%, 08/15/17	24,270
51,000	5.50%, 02/15/19 144A	53,784
90,000	Citigroup, Inc.
	6.30%, 05/15/24 (c)	92,025
34,000	Genworth Financial, Inc.
	2.91%, 02/16/17 (c)	13,005
40,000	Goldman Sachs Group, Inc.
	5.38%, 05/10/20 (c)	40,970
34,000	Icahn Enterprises LP
	6.00%, 03/03/17 (c)	35,003
40,000	Morgan Stanley
	5.55%, 07/15/20 (c)	41,100
34,000	Navient Corp.
	5.88%, 03/25/21	34,255
	SLM Corp.
34,000	5.50%, 01/25/23	32,215
34,000	8.45%, 06/15/18	36,281
30,000	Springleaf Finance Corp.
	8.25%, 12/15/20	32,287
		660,411
Industrial: 3.2%
27,000	Ball Corp.
	5.00%, 03/15/22	28,451
30,000	Building Materials Corp. of America
	5.38%, 11/15/19 (c) 144A	31,087
34,000	Cemex Finance LLC
	9.38%, 10/12/17 (c) 144A	37,101
27,000	TransDigm, Inc.
	5.50%, 03/03/17 (c)	27,236
30,000	XPO Logistics, Inc.
	6.50%, 06/15/18 (c) 144A	31,387
		155,262
Technology: 5.5%
17,000	BMC Software Finance, Inc.
	8.13%, 03/03/17 (c) 144A	16,490
25,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
	7.13%, 06/15/19 (c) 144A	27,387
45,000	EMC Corp.
	3.38%, 03/01/23 (c) †	42,274
70,000	First Data Corp.
	7.00%, 12/01/18 (c) 144A	74,410
34,000	Micron Technology, Inc.
	5.50%, 08/01/19 (c)	34,340
34,000	NCR Corp.
	6.38%, 12/15/18 (c)	36,210
25,000	Western Digital Corp.
	10.50%, 04/01/19 (c) 144A	29,500
		260,611
Utilities: 5.0%
34,000	AES Corp.
	7.38%, 06/01/21 (c)	38,420
	Calpine Corp.
34,000	5.75%, 10/15/19 (c) †	33,405
17,000	6.00%, 03/03/17 (c) 144A	17,850
34,000	Dynegy, Inc.
	6.75%, 05/01/17 (c)	35,062
17,000	FirstEnergy Corp.
	7.38%, 11/15/31	22,209
	NRG Energy, Inc.
40,000	6.25%, 07/15/18 (c)	41,400
10,000	7.63%, 01/15/18	10,513
40,000	Talen Energy Supply LLC
	4.63%, 03/03/17 (c) † 144A	38,900
		237,759
Total Corporate Bonds (Cost: $4,494,931)		4,545,029

Number of Shares
MONEY MARKET FUND: 3.1% (Cost: $149,165)
149,165	Dreyfus Government Cash Management Fund	149,165
Total Investments Before Collateral for Securities Loaned: 98.4% (Cost: $4,644,096)		4,694,194

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 7.2% (Cost: $342,505)
Repurchase Agreement: 7.2%
$342,505	Repurchase agreement dated 1/31/17 with Daiwa Capital Markets America, Inc., 0.58%, due 2/1/17, proceeds $342,511; (collateralized by various U.S. government and agency obligations, 0.00% to 8.88%, due 2/16/17 to 9/9/49, valued at $349,355 including accrued interest)	342,505
Total Investments: 105.6% (Cost: $4,986,601)		5,036,699
Liabilities in excess of other assets: (5.6)%		(267,295)
NET ASSETS: 100.0%		$4,769,404

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $331,714.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,011,174, or 21.2% of net assets.

At January 31, 2017, the Fund held the following open futures contracts:

	Number of Contracts	Expiration Date	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 5 Year Note (s)	36	March 2017	$(11,531)

(s)	Cash in the amount of $54,523 has been segregated by the broker as collateral to cover margin requirements for open futures contracts.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	5.8%	$272,737
Communications	24.9	1,171,334
Consumer, Cyclical	8.9	418,963
Consumer, Non-cyclical	15.8	739,855
Energy	13.4	628,097
Financial	14.1	660,411
Industrial	3.3	155,262
Technology	5.5	260,611
Utilities	5.1	237,759
Money Market Fund	3.2	149,165
	100.0%	$4,694,194

The summary of inputs used to value the Fund’s investments as of January 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$4,545,029	$—	$4,545,029
Money Market Fund	149,165	—	—	149,165
Repurchase Agreement	—	342,505	—	342,505
Total	$149,165	$4,887,534	$—	$5,036,699

Other Financial Instruments:
U.S. Treasury 5 Year Note	$(11,531)	$—	$—	$(11,531)

** See Schedule of Investments for security type and industry sector breakouts.

.There were no transfers between levels for the period ended January 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2017 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the VanEck Associates Corporation, the Adviser. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of January 31, 2017, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BDC Income	$179,243,638	$4,710,269	$(5,485,024)	$(774,755)
ChinaAMC China Bond	6,914,007	—	(562,260)	(562,260)
EM Investment Grade + BB Rated USD Sov Bond	15,317,877	37,417	(706,840)	(669,423)
Emerging Markets Aggregate	16,269,536	369,568	(1,762,747)	(1,393,179)
Emerging Markets High Yield	383,045,814	8,829,289	(6,881,875)	1,947,414
Fallen Angel	655,581,968	29,892,053	(2,019,330)	27,872,723
International High Yield	141,884,252	3,796,007	(8,538,083)	(4,742,076)
Investment Grade	92,814,041	335,522	(35,403)	300,119
J.P. Morgan EM	2,669,823,207	50,169,435	(258,780,703)	(208,611,268)
Mortgage REIT	120,436,548	2,227,044	(11,176,636)	(8,949,592)
Preferred Securities	450,438,252	9,522,665	(18,677,290)	(9,154,625)
Treasury-Hedged	4,986,601	145,966	(95,868)	50,098

Other–The United Kingdom recently decided to leave the European Union (“EU”), creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s withdrawal from the EU and the effects such withdrawal will have on the Euro, European economies and the global markets. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

As a result of events involving Ukraine and the Russian Federation, the United States and the EU have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers held by the Funds.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: March 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: March 29, 2017

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: March 29, 2017